Schedule of Investments (unaudited)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 65.8%
Abacus Group	3,244,601	$2,417,976
Abacus Storage King	3,244,043	2,365,876
Accent Group Ltd.(a)	1,766,328	2,146,089
Adbri Ltd.(b)	2,891,292	5,865,317
AGL Energy Ltd.	3,818,077	23,254,259
ALS Ltd.	2,699,727	22,572,457
Altium Ltd.	712,946	30,121,870
Alumina Ltd.(b)	14,492,811	14,888,853
AMP Ltd.	16,630,942	11,705,426
Ampol Ltd.	1,422,640	33,593,925
Ansell Ltd.	836,034	13,745,310
ANZ Group Holdings Ltd.	17,632,072	318,151,780
APA Group	7,586,064	40,482,872
APM Human Services International Ltd.	1,558,164	1,215,706
ARB Corp. Ltd.	531,171	13,039,984
Arena REIT	2,057,702	4,854,956
Aristocrat Leisure Ltd.	3,425,281	87,413,138
ASX Ltd.	1,128,901	46,115,752
Atlas Arteria Ltd.	6,724,318	22,394,905
AUB Group Ltd.	591,863	10,734,246
Audinate Group Ltd.(b)	321,660	3,861,766
Aurizon Holdings Ltd.	10,815,312	26,565,119
Aussie Broadband Ltd.(a)(b)	1,234,370	2,944,226
Austal Ltd.	2,241,286	3,315,044
Australian Agricultural Co. Ltd.(a)(b)	2,665,047	2,365,192
Australian Clinical Labs Ltd.(a)	622,390	976,936
AVZ Minerals Ltd.(a)(b)(c)	12,873,189	3,577,540
Bank of Queensland Ltd.	3,726,922	14,721,903
Bapcor Ltd.(c)	2,210,592	8,277,086
Beach Energy Ltd.	10,199,094	10,443,704
Bega Cheese Ltd.	1,804,193	4,783,007
Bellevue Gold Ltd.(b)	7,018,809	7,930,503
Bendigo & Adelaide Bank Ltd.	3,177,453	19,916,677
BHP Group Ltd.	29,954,431	821,533,538
BlueScope Steel Ltd.	2,653,400	38,727,480
Boral Ltd.(a)	2,187,918	8,050,844
Boss Energy Ltd. (b)	2,459,406	7,740,791
Brambles Ltd.	8,232,714	77,450,478
Breville Group Ltd.	588,986	9,697,503
Brickworks Ltd.	408,575	7,036,966
BWP Trust	3,390,649	7,759,115
Capricorn Metals Ltd.(b)	1,873,212	5,929,847
CAR Group Ltd.	2,210,341	47,927,933
Centuria Capital Group	3,658,695	4,027,407
Centuria Industrial REIT	3,375,557	6,892,429
Centuria Office REIT	1,142,615	871,460
Cettire Ltd.(b)	1,385,682	2,634,052
Challenger Ltd.	3,233,855	13,932,752
Champion Iron Ltd.	2,284,626	10,353,533
Charter Hall Group	2,830,753	21,497,381
Charter Hall Long Wale REIT	4,074,604	8,813,335
Charter Hall Retail REIT	2,791,994	5,957,430
Charter Hall Social Infrastructure REIT	563,995	921,251
Cleanaway Waste Management Ltd.	12,236,341	21,168,515
Clinuvel Pharmaceuticals Ltd.(a)	224,954	2,172,799
Cochlear Ltd.	388,496	81,043,362
Codan Ltd./Australia	604,772	4,262,218
Coles Group Ltd.	7,866,719	82,043,718
Collins Foods Ltd.	539,366	3,457,597
Commonwealth Bank of Australia	9,867,294	722,972,053
Security	Shares	Value

Australia (continued)
Computershare Ltd.	3,273,834	$57,515,923
Coronado Global Resources Inc.(d)	4,308,402	3,424,054
Corporate Travel Management Ltd.	786,022	7,700,933
Credit Corp. Group Ltd.	402,519	4,212,295
Cromwell Property Group	13,150,103	3,415,838
CSL Ltd.	2,861,218	508,370,002
CSR Ltd.	3,138,235	17,899,814
Data#3 Ltd.	533,376	2,623,425
De Grey Mining Ltd.(b)	9,274,189	7,717,677
Deep Yellow Ltd.(b)	4,922,598	4,541,370
Deterra Royalties Ltd.	2,593,821	8,210,478
Dexus	6,325,333	28,730,995
Dexus Industria REIT	345,071	648,814
Dicker Data Ltd.(a)	439,584	3,028,279
Domain Holdings Australia Ltd.	2,206,328	4,169,733
Domino's Pizza Enterprises Ltd.	391,909	9,886,071
Downer EDI Ltd.	3,977,152	11,939,623
Eagers Automotive Ltd.	850,707	6,852,978
Elders Ltd.	962,719	5,230,622
Emerald Resources NL(b)	2,734,228	6,155,007
Endeavour Group Ltd./Australia	8,417,345	28,946,431
Evolution Mining Ltd.	11,926,797	30,756,612
EVT Ltd.	619,828	4,743,782
Firefinch Ltd.(a)(b)(c)	5,815,203	452,051
FleetPartners Group Ltd., NVS(b)	1,503,112	3,480,403
Flight Centre Travel Group Ltd.	1,044,839	14,201,466
Fortescue Ltd.	10,015,478	166,000,972
G8 Education Ltd.	4,546,253	3,578,252
Genesis Minerals Ltd.(b)	4,613,463	5,159,053
Gold Road Resources Ltd.	6,759,988	6,995,471
Goodman Group	10,133,350	204,689,894
GPT Group (The)	11,839,820	31,842,402
GrainCorp Ltd., Class A	1,318,124	7,242,635
Growthpoint Properties Australia Ltd.	801,291	1,226,340
GUD Holdings Ltd.	930,310	6,109,131
Hansen Technologies Ltd.	704,972	2,136,203
Harvey Norman Holdings Ltd.	3,702,071	10,872,285
Healius Ltd.(a)(b)	3,925,793	3,024,221
Helia Group Ltd.	2,650,871	6,804,109
HMC Capital Ltd.	1,423,897	5,768,202
HomeCo Daily Needs REIT	9,282,723	7,277,987
HUB24 Ltd.	424,763	10,913,665
IDP Education Ltd.	1,543,094	16,089,669
IGO Ltd.	4,015,179	19,998,324
Iluka Resources Ltd.	2,577,073	12,531,308
Imdex Ltd.	2,240,281	3,004,400
Incitec Pivot Ltd.	11,008,324	19,766,407
Ingenia Communities Group	2,037,470	6,038,939
Inghams Group Ltd.	2,097,527	4,964,601
Insignia Financial Ltd.	3,509,846	5,492,821
Insurance Australia Group Ltd.	14,210,278	58,872,840
IPH Ltd.	1,508,337	6,071,733
IRESS Ltd.(b)	1,139,082	6,225,487
James Hardie Industries PLC(b)	2,601,205	89,424,114
JB Hi-Fi Ltd.	648,743	25,315,306
Johns Lyng Group Ltd.	1,212,268	4,347,226
Judo Capital Holdings Ltd.(a)(b)	3,785,467	3,250,190
Jumbo Interactive Ltd.	207,136	2,105,408
Karoon Energy Ltd.(b)	4,591,229	5,666,741
Kelsian Group Ltd.	944,963	3,358,376
Lendlease Corp. Ltd.	3,941,712	16,255,807
Leo Lithium Ltd.(a)(b)(c)	5,416,655	1,506,200

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Lifestyle Communities Ltd.(a)	543,062	$4,143,511
Link Administration Holdings Ltd.	3,107,450	4,484,469
Liontown Resources Ltd.(a)(b)	8,485,528	6,659,218
Lottery Corp. Ltd. (The)	13,069,744	40,770,952
Lovisa Holdings Ltd.	364,769	7,351,578
Lynas Rare Earths Ltd.(b)	5,616,770	23,485,683
MA Financial Group Ltd.	291,400	864,677
Maas Group Holdings Ltd.(a)	238,598	667,716
Macquarie Group Ltd.	2,144,669	256,799,484
Magellan Financial Group Ltd.	1,004,725	5,704,959
McMillan Shakespeare Ltd.	504,310	6,019,668
Medibank Pvt Ltd.	16,442,884	37,684,765
Megaport Ltd.(a)(b)	927,108	7,938,361
Metcash Ltd.	5,755,434	14,595,118
Mineral Resources Ltd.	1,046,884	47,489,079
Mirvac Group	23,284,370	30,508,774
Monadelphous Group Ltd.	630,807	5,418,561
Mount Gibson Iron Ltd.(b)	3,372,612	966,057
Nanosonics Ltd.(a)(b)	1,536,108	2,842,278
National Australia Bank Ltd.	18,355,315	397,897,706
National Storage REIT	7,548,790	10,409,229
Netwealth Group Ltd.	728,788	9,172,905
Neuren Pharmaceuticals Ltd., NVS(b)	694,500	8,527,045
New Hope Corp. Ltd.	3,395,940	9,878,856
NEXTDC Ltd.(b)	3,814,604	40,493,873
nib holdings Ltd.	2,750,650	13,135,833
Nick Scali Ltd.	393,828	3,948,346
Nickel Industries Ltd.	10,853,590	6,518,815
Nine Entertainment Co. Holdings Ltd.	9,197,756	8,965,185
Northern Star Resources Ltd.	7,165,564	67,920,484
NRW Holdings Ltd.	2,371,503	4,233,034
Nufarm Ltd./Australia	2,021,382	6,681,241
Objective Corp. Ltd.	41,391	334,091
oOh!media Ltd.	3,655,636	3,966,603
Orica Ltd.	2,758,935	31,944,977
Origin Energy Ltd.	10,284,709	64,911,067
Orora Ltd.	7,832,330	10,978,523
Paladin Energy Ltd.(b)	1,709,636	15,172,584
Perenti Ltd.	3,456,399	2,121,530
Perpetual Ltd.	643,549	9,784,673
Perseus Mining Ltd.	8,848,092	12,942,296
PEXA Group Ltd.(b)	895,266	6,963,623
Pilbara Minerals Ltd.(a)	16,900,249	43,026,397
Pinnacle Investment Management Group Ltd.	764,617	5,478,366
Platinum Asset Management Ltd.	3,027,266	2,083,555
PolyNovo Ltd.(b)	3,940,507	5,113,141
Premier Investments Ltd.	675,948	13,002,292
Pro Medicus Ltd.	326,030	23,293,239
PWR Holdings Ltd.	463,891	3,527,972
Qantas Airways Ltd.(b)	5,268,462	19,877,401
QBE Insurance Group Ltd.	8,745,728	100,042,104
Qube Holdings Ltd.	9,702,290	20,639,341
Ramelius Resources Ltd.	6,839,017	9,072,025
Ramsay Health Care Ltd.	1,083,218	36,309,703
REA Group Ltd.	312,785	35,853,934
Red 5 Ltd.(b)	14,961,085	4,285,207
Reece Ltd.	1,311,249	23,261,107
Region RE Ltd.	6,997,119	9,808,933
Regis Resources Ltd.(b)	4,911,073	6,917,626
Reliance Worldwide Corp. Ltd.	4,878,184	16,011,832
Rio Tinto Ltd.	2,251,929	187,415,282
Rural Funds Group(a)	741,127	959,419
Security	Shares	Value

Australia (continued)
Sandfire Resources Ltd.(a)(b)	2,959,298	$17,823,908
Santos Ltd.	19,458,083	95,487,895
Scentre Group	29,814,154	60,375,146
SEEK Ltd.	2,110,702	32,605,747
Seven Group Holdings Ltd.	1,047,563	25,454,840
Sigma Healthcare Ltd.	5,629,899	4,584,326
Silex Systems Ltd.(a)(b)	881,071	2,863,851
Silver Lake Resources Ltd.(b)	6,111,959	5,640,066
Sims Ltd.	1,024,046	7,848,569
SiteMinder Ltd.(b)	1,237,759	4,513,093
SmartGroup Corp. Ltd.	672,619	4,124,271
Sonic Healthcare Ltd.	2,682,129	46,094,194
South32 Ltd.	26,637,424	60,772,772
Stanmore Resources Ltd.	1,477,250	3,157,475
Star Entertainment Group Ltd. (The)(b)	13,901,856	3,583,635
Steadfast Group Ltd.	6,341,332	23,078,784
Stockland	13,867,419	39,288,011
Strike Energy Ltd.(a)(b)	12,547,296	1,776,397
Suncorp Group Ltd.	7,371,566	78,731,379
Super Retail Group Ltd.	983,218	9,142,331
Tabcorp Holdings Ltd.	13,307,043	6,243,885
Technology One Ltd.	1,738,217	18,003,075
Telix Pharmaceuticals Ltd.(b)	1,420,899	13,636,449
Telstra Group Ltd.	23,821,219	56,280,312
Temple & Webster Group Ltd.(a)(b)	585,608	4,273,916
Transurban Group	18,233,393	146,386,039
Treasury Wine Estates Ltd.	4,801,192	37,234,230
Tyro Payments Ltd.(a)(b)	2,389,062	1,465,989
Ventia Services Group Pty Ltd.	4,833,796	11,249,924
Vicinity Ltd.	22,508,764	27,563,534
Viva Energy Group Ltd.(d)	6,410,156	14,034,997
Vulcan Steel Ltd.(a)	419,857	2,046,929
Washington H Soul Pattinson & Co. Ltd.	1,402,309	29,346,951
Waypoint REIT Ltd.	3,853,120	5,781,687
Webjet Ltd.(a)(b)	2,379,036	12,487,708
Weebit Nano Ltd.(a)(b)	1,198,825	2,410,632
Wesfarmers Ltd.	6,704,268	287,205,659
West African Resources Ltd.(b)	5,895,568	4,995,627
Westgold Resources Ltd.	2,388,791	3,412,697
Westpac Banking Corp.	20,624,105	342,490,972
Whitehaven Coal Ltd.	4,832,331	23,903,057
WiseTech Global Ltd.	991,373	58,404,298
Woodside Energy Group Ltd.	11,249,986	201,566,050
Woolworths Group Ltd.	7,212,578	147,981,268
Worley Ltd.	2,180,747	21,051,187
Xero Ltd.(b)	861,838	66,911,543
Yancoal Australia Ltd., NVS	1,797,880	6,418,310
		8,313,426,500
Austria — 2.6%
Andritz AG	390,267	21,302,144
AT&S Austria Technologie & Systemtechnik AG(a)	151,108	3,355,476
BAWAG Group AG(d)	467,512	27,915,513
CA Immobilien Anlagen AG	305,551	9,938,606
DO & CO AG	43,263	6,639,289
Erste Group Bank AG	2,011,691	93,815,363
EVN AG(a)	207,470	6,376,311
Immofinanz AG(a)(b)	208,850	5,182,072
Lenzing AG(a)(b)	127,002	4,103,803
Oesterreichische Post AG	205,132	6,534,942
OMV AG	868,471	41,210,168
Palfinger AG	20,535	462,406

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Austria (continued)
Porr AG	21,812	$330,617
Raiffeisen Bank International AG	806,988	14,904,145
Schoeller-Bleckmann Oilfield Equipment AG	43,934	2,136,976
UNIQA Insurance Group AG	840,763	7,374,873
Verbund AG	398,305	30,426,980
Vienna Insurance Group AG Wiener Versicherung Gruppe	256,300	7,978,769
voestalpine AG	661,660	17,669,683
Wienerberger AG	649,139	23,197,184
		330,855,320
Belgium — 8.9%
Ackermans & van Haaren NV	132,149	22,714,720
Aedifica SA	282,517	18,052,158
Ageas SA/NV	919,236	42,194,365
Anheuser-Busch InBev SA/NV	5,115,055	305,746,168
Argenx SE(b)	349,571	130,587,074
Barco NV	434,422	6,026,734
Bekaert SA	244,149	12,216,173
bpost SA	560,380	2,209,750
Cofinimmo SA	205,809	13,633,115
Colruyt Group NV	308,767	14,307,598
Deme Group NV	46,633	7,403,220
D'ieteren Group	145,699	31,430,555
Elia Group SA/NV	196,122	18,882,933
Fagron	475,608	9,227,620
Galapagos NV(b)	263,873	7,463,560
Groupe Bruxelles Lambert NV	576,248	42,774,877
KBC Ancora	270,458	13,032,734
KBC Group NV	1,468,159	109,060,955
Kinepolis Group NV	100,496	4,281,588
Lotus Bakeries NV	2,371	23,861,036
Melexis NV	127,724	10,673,387
Montea NV	79,515	6,817,130
Ontex Group NV(a)(b)	406,741	4,106,342
Proximus SADP	807,969	5,962,562
Recticel SA(a)	152,226	2,004,842
Retail Estates NV	57,298	3,999,321
Shurgard Self Storage Ltd.	151,751	6,218,934
Sofina SA	89,391	20,924,758
Solvay SA	424,354	13,708,121
Syensqo SA(b)	436,776	40,485,478
Tessenderlo Group SA	243,236	6,241,916
UCB SA	747,826	99,169,299
Umicore SA	1,221,227	27,050,455
VGP NV	80,943	8,806,462
Warehouses De Pauw CVA	1,017,789	26,914,780
Xior Student Housing NV	166,461	4,952,277
		1,123,142,997
Denmark — 31.2%
ALK-Abello A/S(b)	864,057	16,018,749
Alm Brand A/S	5,341,407	9,261,803
Ambu A/S, Class B(a)(b)	1,104,320	17,657,555
AP Moller - Maersk A/S, Class A	16,376	23,224,247
AP Moller - Maersk A/S, Class B, NVS	25,879	37,500,436
Bavarian Nordic A/S(a)(b)	465,662	10,161,993
Carlsberg A/S, Class B	568,630	76,488,043
cBrain A/S	56,390	2,247,825
Chemometec A/S	95,565	4,044,008
Coloplast A/S, Class B	782,187	94,304,455
D/S Norden A/S	158,197	6,670,342
Danske Bank A/S	3,984,079	114,689,631
Security	Shares	Value

Denmark (continued)
Demant A/S(b)	592,302	$28,283,583
Dfds A/S	218,284	6,668,931
DSV A/S	1,046,847	148,724,918
FLSmidth & Co. A/S	297,275	14,834,984
Genmab A/S(b)	391,222	108,614,923
GN Store Nord A/S(b)	802,736	21,654,671
H Lundbeck A/S	1,575,524	7,661,185
H Lundbeck A/S	394,518	1,659,486
ISS A/S	898,490	16,822,791
Jyske Bank A/S, Registered	280,029	22,657,089
Matas A/S	308,716	4,972,945
Netcompany Group A/S(a)(b)(d)	264,607	9,599,456
Nilfisk Holding A/S(b)	98,052	2,057,792
NKT A/S(b)	325,227	26,978,991
Novo Nordisk A/S	19,278,134	2,472,270,204
Novonesis (Novozymes) B, Class B	2,200,344	121,847,810
NTG Nordic Transport Group A/S, Class A(a)(b)	36,083	1,459,872
Orsted A/S(b)(d)	1,116,413	61,356,180
Pandora A/S	513,379	78,136,221
Per Aarsleff Holding A/S	142,311	6,668,298
Ringkjoebing Landbobank A/S	187,903	31,578,276
Rockwool A/S, Class B	53,594	17,471,038
Royal Unibrew A/S	293,697	22,117,571
Scandinavian Tobacco Group A/S, Class A(d)	402,060	6,489,200
Schouw & Co. A/S	83,206	6,675,066
Solar A/S, Class B	5,343	249,983
Spar Nord Bank A/S	585,415	10,357,523
Svitzer A/S, NVS	84,510	2,839,814
Sydbank A/S	380,122	19,329,002
Topdanmark A/S	248,898	10,384,847
TORM PLC, Class A	224,337	7,749,491
Tryg A/S	2,045,310	40,481,243
Vestas Wind Systems A/S(b)	5,957,957	159,665,099
Zealand Pharma A/S(b)	311,578	27,962,708
		3,938,550,278
Finland — 9.1%
Cargotec OYJ, Class B	247,649	19,532,081
Citycon OYJ	589,123	2,410,182
Elisa OYJ	829,643	37,408,073
Finnair Oyj(b)	69,031	216,079
Fortum OYJ	2,630,835	34,667,548
Huhtamaki OYJ	579,040	22,221,547
Kemira OYJ	686,288	14,944,428
Kempower OYJ(a)(b)	98,005	2,004,442
Kesko OYJ, Class B	1,564,240	26,705,294
Kojamo OYJ(b)	785,129	8,673,179
Kone OYJ, Class B	2,009,651	97,964,433
Konecranes OYJ	394,957	20,757,109
Mandatum OYJ(b)	2,648,729	12,274,977
Marimekko OYJ	59,576	811,275
Metsa Board OYJ, Class B	1,181,611	8,497,063
Metso OYJ	3,923,624	44,482,521
Neste OYJ	2,512,087	56,946,793
Nokia OYJ	31,462,907	114,378,724
Nokian Renkaat OYJ	751,556	6,552,796
Nordea Bank Abp, New	18,670,407	218,784,626
Orion OYJ, Class B	637,418	24,346,249
Outokumpu OYJ(a)	2,133,690	8,628,227
Puuilo OYJ	175,868	1,916,135
QT Group OYJ(a)(b)	114,439	8,815,372
Revenio Group OYJ	121,424	3,384,451
Sampo OYJ, Class A	2,662,159	108,039,509

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Stora Enso OYJ, Class R	3,441,598	$45,844,242
TietoEVRY OYJ	592,684	11,184,588
Tokmanni Group Corp.	188,042	2,853,650
UPM-Kymmene OYJ	3,154,698	110,556,750
Valmet OYJ	938,940	23,427,516
Wartsila OYJ Abp	2,798,252	51,620,732
YIT OYJ(a)	1,083,486	2,249,133
		1,153,099,724
France — 96.8%
Accor SA	1,126,301	49,360,910
Aeroports de Paris SA	194,351	24,685,440
Air France-KLM, NVS(a)(b)	690,156	7,037,340
Air Liquide SA	3,094,078	605,135,625
Airbus SE	3,485,744	573,606,126
Alstom SA(a)	1,697,405	26,764,806
Altarea SCA	19,469	1,685,041
Alten SA	180,372	21,197,369
Amundi SA(d)	341,959	23,856,566
Antin Infrastructure Partners SA	196,252	2,506,112
Aperam SA	302,557	8,797,327
ArcelorMittal SA	3,006,562	75,112,475
Arkema SA	347,494	35,856,771
Atos SE(a)(b)	662,607	1,417,536
Aubay	3,120	136,305
AXA SA	10,707,545	369,962,557
Believe SA(b)	83,217	1,332,138
Beneteau SACA	118,380	1,532,921
BioMerieux	238,754	25,380,494
BNP Paribas SA	6,095,671	438,655,832
Bollore SE	4,229,404	27,451,982
Bonduelle SCA(a)	120,335	1,040,015
Bouygues SA	1,275,083	46,993,555
Bureau Veritas SA	1,854,728	54,094,316
Capgemini SE	944,981	198,617,061
Carmila SA	360,480	6,056,236
Carrefour SA	3,490,354	58,719,009
Cie. de Saint-Gobain SA	2,693,657	213,021,512
Cie. des Alpes	15,118	219,439
Cie. Generale des Etablissements Michelin SCA	3,987,039	153,176,634
Cie. Plastic Omnium SA	386,923	4,712,707
Coface SA	678,719	10,444,536
Covivio SA/France	275,952	13,735,821
Credit Agricole SA	6,361,845	98,438,317
Danone SA	3,783,206	236,780,781
Dassault Aviation SA	119,773	25,637,252
Dassault Systemes SE	3,940,205	154,660,625
Derichebourg SA	730,473	3,096,129
Edenred SE	1,468,800	69,697,298
Eiffage SA	429,469	45,823,671
Elior Group SA(a)(b)(d)	741,912	2,037,033
Elis SA	1,116,304	25,062,557
Engie SA	10,699,613	185,751,800
Equasens(a)	29,522	1,851,214
Eramet SA	54,300	5,259,697
Esker SA	25,479	4,735,217
EssilorLuxottica SA	1,734,697	369,892,244
Etablissements Maurel et Prom SA	361,140	2,280,780
Eurazeo SE	268,141	24,153,500
Euroapi SA(b)	293,036	919,233
Eurofins Scientific SE	794,808	48,712,778
Euronext NV(d)	490,722	44,189,908
Security	Shares	Value

France (continued)
Eutelsat Communications SACA(a)(b)	950,885	$3,819,765
Fnac Darty SA	110,460	3,886,086
Forvia SE(b)	907,890	14,448,751
Gaztransport Et Technigaz SA	210,126	29,287,410
Gecina SA	262,645	26,816,525
Getlink SE	2,050,839	34,912,853
Hermes International SCA	187,855	449,723,034
ICADE	189,216	5,030,768
ID Logistics Group SACA(a)(b)	14,534	5,362,111
Imerys SA	218,192	7,011,325
Interparfums SA	118,600	6,016,176
Ipsen SA	213,662	25,989,059
IPSOS SA	249,771	16,714,079
JCDecaux SE(b)	355,700	7,424,310
Kaufman & Broad SA	59,878	1,930,560
Kering SA	439,368	153,984,944
Klepierre SA	1,259,062	33,808,843
La Francaise des Jeux SAEM(d)	600,793	22,640,733
Legrand SA	1,563,504	160,676,005
LISI SA	122,454	3,208,716
L'Oreal SA	1,420,505	666,008,241
LVMH Moet Hennessy Louis Vuitton SE	1,632,280	1,340,813,574
Mercialys SA	546,544	5,915,881
Mersen SA	172,304	6,363,956
Metropole Television SA	229,072	3,234,919
Neoen SA(d)	399,065	12,213,433
Nexans SA	184,009	19,596,344
Nexity SA(a)	280,858	3,150,125
Orange SA	10,854,583	120,814,578
Orpea SA, NVS(a)(b)	317,897	4,342,526
Pernod Ricard SA	1,205,204	182,277,609
Peugeot Invest	38,100	4,297,924
Pierre & Vacances SA, NVS(a)(b)	780,536	1,196,598
Pluxee NV, NVS(b)	549,702	16,948,095
Publicis Groupe SA	1,340,565	147,927,035
Quadient SA	237,833	4,551,066
Remy Cointreau SA	134,280	12,739,107
Renault SA	1,130,714	56,008,032
Rexel SA	1,387,500	35,963,780
Rubis SCA	562,910	19,480,208
Safran SA	2,013,342	436,557,147
Sanofi SA	6,718,183	663,709,822
Sartorius Stedim Biotech	170,764	36,776,929
Schneider Electric SE	3,215,813	733,248,383
SCOR SE	864,319	28,200,776
SEB SA	141,767	16,731,947
Seche Environnement SACA, NVS	13,372	1,497,777
SES SA, Class A	2,098,312	10,179,918
Societe BIC SA	142,500	10,021,032
Societe Generale SA	4,243,190	114,332,975
Sodexo SA	511,324	44,522,735
SOITEC(b)	157,921	15,441,904
Sopra Steria Group SACA	95,163	20,836,721
SPIE SA	791,010	28,761,648
STMicroelectronics NV	4,036,846	159,798,057
Technip Energies NV	901,626	21,233,317
Teleperformance SE	348,125	31,534,809
Television Francaise 1 SA	406,722	3,713,967
Thales SA	598,734	100,627,666
TotalEnergies SE	12,823,690	930,983,970
Trigano SA	63,656	9,677,013
Ubisoft Entertainment SA(b)	555,576	13,083,490

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Unibail-Rodamco-Westfield, New(b)	698,908	$58,242,067
Valeo SE	1,182,056	14,980,789
Vallourec SACA(b)	977,379	16,827,280
Valneva SE(a)(b)	645,719	2,313,277
Veolia Environnement SA	4,043,444	125,701,341
Verallia SA(d)	423,259	16,301,912
Vicat SACA	91,306	3,370,859
Vinci SA	2,970,642	348,088,263
Virbac SACA	30,152	11,142,800
Vivendi SE	4,104,949	41,762,483
Voltalia SA(a)(b)	179,908	1,494,799
VusionGroup(b)	44,849	7,318,908
Wavestone	45,913	2,611,475
Wendel SE	146,415	14,930,786
Worldline SA/France(b)(d)	1,414,265	14,669,461
X-Fab Silicon Foundries SE(a)(b)(d)	248,639	1,719,831
		12,220,765,966
Germany — 67.6%
1&1 AG	255,400	4,463,376
About You Holding SE(b)	137,551	660,040
Adesso SE	17,672	2,053,199
adidas AG	961,031	231,592,238
Adtran Networks SE(b)	102,954	2,188,661
AIXTRON SE	676,010	15,707,715
Allianz SE, Registered	2,312,025	656,118,085
Amadeus Fire AG	21,381	2,565,245
Aroundtown SA(a)(b)	5,007,195	10,380,261
Atoss Software AG	18,078	4,832,803
Aurubis AG	185,494	14,775,292
Auto1 Group SE(a)(b)(d)	576,215	2,933,696
BASF SE	5,276,799	276,486,070
Bayer AG, Registered	5,811,743	169,532,523
Bayerische Motoren Werke AG	1,845,834	201,102,305
BayWa AG(a)	91,377	2,192,055
Bechtle AG	475,773	22,960,629
Befesa SA(d)	225,175	6,437,775
Beiersdorf AG	607,759	91,348,352
Bilfinger SE	205,008	9,542,198
Borussia Dortmund GmbH & Co. KGaA(b)	579,127	2,295,646
Brenntag SE	834,941	66,631,124
CANCOM SE	221,310	6,910,643
Carl Zeiss Meditec AG, Bearer	240,092	25,332,788
Ceconomy AG(b)	719,584	1,657,559
Cewe Stiftung & Co. KGaA	51,081	5,435,704
Commerzbank AG	6,225,582	92,525,472
CompuGroup Medical SE & Co. KgaA	156,372	4,684,264
Continental AG	656,406	42,542,516
Covestro AG(b)(d)	1,136,443	56,917,995
CTS Eventim AG & Co. KGaA	371,507	32,851,892
CureVac NV(b)	562,943	1,435,739
Daimler Truck Holding AG	3,164,061	142,687,211
Datagroup SE(a)	2,288	115,086
Delivery Hero SE, Class A(b)(d)	1,043,462	29,193,512
Dermapharm Holding SE	108,309	3,635,078
Deutsche Bank AG, Registered	11,406,782	182,194,988
Deutsche Boerse AG	1,123,436	216,589,398
Deutsche Lufthansa AG, Registered(b)	3,489,969	24,976,412
Deutsche Pfandbriefbank AG(a)(d)	777,885	3,689,611
Deutsche Post AG, Registered	5,856,735	245,221,070
Deutsche Telekom AG, Registered	19,144,376	438,512,719
Deutz AG	885,307	5,114,524
Duerr AG	322,702	8,255,225
Security	Shares	Value

Germany (continued)
E.ON SE	13,341,013	$176,661,260
Eckert & Ziegler SE	86,271	3,410,559
Elmos Semiconductor SE(a)	46,716	3,870,825
ElringKlinger AG	74,463	528,815
Encavis AG(b)	731,692	13,172,591
Energiekontor AG	31,234	2,144,241
Evonik Industries AG	1,375,567	28,667,728
Evotec SE(b)	843,096	8,688,275
Fielmann Group AG	133,025	6,202,726
flatexDEGIRO AG(b)	434,554	5,677,601
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	222,333	11,131,791
Freenet AG	687,843	19,120,920
Fresenius Medical Care AG & Co. KGaA	1,212,530	51,050,792
Fresenius SE & Co. KGaA	2,502,333	74,670,557
GEA Group AG	985,324	39,767,656
Gerresheimer AG	201,621	21,713,963
GFT Technologies SE	86,045	2,520,491
Grand City Properties SA(b)	563,560	6,293,664
GRENKE AG	158,556	3,691,218
Hamborner REIT AG	617,947	4,216,244
Hamburger Hafen und Logistik AG, NVS(b)	153,206	2,730,475
Hannover Rueck SE	354,629	87,963,576
Heidelberg Materials AG	814,348	81,952,444
Heidelberger Druckmaschinen AG(a)(b)	1,204,562	1,213,463
HelloFresh SE(b)	935,972	6,275,657
Henkel AG & Co. KGaA	575,785	41,403,855
Hensoldt AG(a)	370,243	14,586,449
Hornbach Holding AG & Co. KGaA	57,071	4,478,357
Hugo Boss AG	346,669	18,680,173
Hypoport SE(a)(b)	28,882	7,622,977
Infineon Technologies AG	7,736,770	268,489,428
Jenoptik AG	333,060	8,929,410
JOST Werke SE(d)	33,897	1,636,901
K+S AG, Registered	1,102,401	16,491,857
KION Group AG	423,618	19,523,662
Kloeckner & Co. SE	404,674	2,868,205
Knorr-Bremse AG	433,446	32,164,094
Kontron AG	317,124	6,383,875
Krones AG	94,800	12,497,660
LANXESS AG	506,584	14,317,598
LEG Immobilien SE(b)	438,339	37,209,875
MBB SE	694	77,154
Medios AG(b)	78,794	1,193,725
Mercedes-Benz Group AG	4,744,488	358,877,281
Merck KGaA	761,980	121,079,887
METRO AG	883,622	4,727,128
MorphoSys AG(a)(b)	223,207	15,761,347
MTU Aero Engines AG	318,691	76,778,055
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	805,058	354,071,406
Nagarro SE(a)(b)	49,772	3,782,080
Nemetschek SE	343,218	30,329,920
Nordex SE(a)(b)	775,042	10,909,584
Norma Group SE	209,084	4,140,203
Patrizia SE	334,413	2,962,152
Pfeiffer Vacuum Technology AG	40,545	6,690,892
PNE AG(a)	152,479	2,183,007
ProSiebenSat.1 Media SE(a)	968,359	7,521,113
Puma SE	630,364	29,104,531
PVA TePla AG(b)	107,129	2,119,840
QIAGEN NV, NVS	1,306,137	54,533,384

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Rational AG	30,470	$25,990,842
Redcare Pharmacy NV(a)(b)(d)	88,932	12,028,847
Rheinmetall AG	257,916	142,123,282
RWE AG	3,748,934	130,596,117
SAF-Holland SE	208,886	4,024,076
Salzgitter AG	162,627	4,176,433
SAP SE	6,171,994	1,114,459,313
Schott Pharma AG & Co. KGaA(a)	137,902	5,803,476
Scout24 SE(d)	459,181	33,730,359
Secunet Security Networks AG	9,021	1,447,001
SGL Carbon SE(a)(b)	442,975	3,171,670
Siemens AG, Registered	4,497,529	842,537,835
Siemens Energy AG(a)(b)	3,071,322	63,064,833
Siemens Healthineers AG(d)	1,677,355	93,021,872
Siltronic AG(a)	114,952	8,958,718
Sixt SE	86,535	8,285,345
SMA Solar Technology AG(b)	107,449	5,635,691
Stabilus SE	151,099	9,375,376
Steico SE(a)	30,090	1,201,653
Stratec SE	43,901	2,028,656
Stroeer SE & Co. KGaA	217,293	13,934,102
Suedzucker AG	438,434	6,257,587
SUESS MicroTec SE	86,998	4,305,910
Symrise AG, Class A	790,374	84,721,498
TAG Immobilien AG(b)	1,026,975	14,601,187
Takkt AG	211,227	2,938,659
Talanx AG(b)	367,329	27,628,481
TeamViewer SE(b)(d)	828,137	10,925,389
thyssenkrupp AG	2,888,045	14,494,181
United Internet AG, Registered(e)	557,881	13,494,496
Varta AG(a)(b)	114,081	1,133,484
Verbio SE(a)	126,903	2,645,488
Vib Vermoegen AG(b)	46,597	548,006
Vitesco Technologies Group AG(a)	47,063	3,205,391
Volkswagen AG(a)	173,746	24,528,256
Vonovia SE	4,346,738	125,603,449
Vossloh AG	72,268	3,497,175
Wacker Chemie AG(a)	106,686	11,420,530
Wacker Neuson SE	214,335	3,834,036
Zalando SE(b)(d)	1,328,547	34,761,781
		8,540,883,772
Hong Kong — 16.6%
AIA Group Ltd.	67,424,800	493,843,026
ASMPT Ltd.	1,873,000	23,277,046
Bank of East Asia Ltd. (The)	6,909,600	8,699,832
BOC Hong Kong Holdings Ltd.	21,818,500	66,875,732
Brightoil Petroleum Holdings Ltd.(c)	6,240,000	8
Cafe de Coral Holdings Ltd.(a)	1,634,000	1,694,685
Chow Sang Sang Holdings International Ltd.	2,093,000	2,248,664
CITIC Telecom International Holdings Ltd.	13,393,000	4,542,002
CK Asset Holdings Ltd.	11,730,516	50,037,398
CK Hutchison Holdings Ltd.	15,820,516	76,836,647
CK Infrastructure Holdings Ltd.	3,914,000	22,110,725
CK Life Sciences International Holdings Inc.	15,330,000	731,714
CLP Holdings Ltd.	9,858,500	77,547,569
C-Mer Eye Care Holdings Ltd.(a)(b)	3,252,000	1,225,511
Cowell e Holdings Inc.(a)(b)	1,539,000	3,491,625
Dah Sing Banking Group Ltd.	3,331,600	2,724,223
Dah Sing Financial Holdings Ltd.	984,000	2,756,093
E-Commodities Holdings Ltd.	8,516,000	1,761,278
ESR Group Ltd.(d)	12,544,000	13,746,588
First Pacific Co. Ltd.	15,016,250	7,022,720
Security	Shares	Value

Hong Kong (continued)
Fortune REIT	8,452,000	$4,152,277
Fosun Tourism Group(b)(d)	1,331,400	630,574
Futu Holdings Ltd., ADR(b)	336,698	21,653,048
Galaxy Entertainment Group Ltd.	13,164,000	59,065,450
Guotai Junan International Holdings Ltd.(a)	26,211,000	1,898,130
Hang Lung Properties Ltd.	11,305,000	12,477,460
Hang Seng Bank Ltd.	4,547,100	59,960,676
Health and Happiness H&H International Holdings Ltd.(a)	1,099,500	1,436,446
Henderson Land Development Co. Ltd.	8,506,570	25,645,783
HKBN Ltd.	5,186,500	1,560,159
HKT Trust & HKT Ltd., Class SS	22,763,200	25,130,050
Hong Kong & China Gas Co. Ltd.	67,627,864	51,420,985
Hong Kong Exchanges & Clearing Ltd.	6,781,500	215,478,162
Hong Kong Resources Holdings Co. Ltd.(b)	68,634	8,335
Hongkong Land Holdings Ltd.	6,696,400	21,396,197
Hsin Chong Group Holdings Ltd.(c)	7,490,000	10
Hutchison Telecommunications Hong Kong Holdings Ltd.(a)	13,840,000	1,822,286
Hysan Development Co. Ltd.	3,219,000	5,017,078
IGG Inc.(b)	4,702,000	1,960,132
Jardine Matheson Holdings Ltd.	951,600	36,512,892
Johnson Electric Holdings Ltd.	2,340,250	3,192,518
JS Global Lifestyle Co. Ltd.(d)	8,689,500	1,675,635
Kerry Logistics Network Ltd.	2,693,387	2,530,634
Kerry Properties Ltd.	3,359,000	6,511,808
Link REIT	15,568,719	66,708,722
Luk Fook Holdings International Ltd.	1,674,000	4,013,180
Man Wah Holdings Ltd.	9,938,400	7,253,537
Melco International Development Ltd.(a)(b)	5,345,000	4,015,009
Melco Resorts & Entertainment Ltd., ADR(a)(b)	1,347,332	8,811,551
MTR Corp. Ltd.	9,374,500	30,808,699
New World Development Co. Ltd.(a)	8,642,000	9,177,376
Nissin Foods Co. Ltd.	324,000	212,888
NWS Holdings Ltd.(a)	8,848,166	7,487,806
Pacific Basin Shipping Ltd.	31,454,000	10,891,193
PAX Global Technology Ltd.	2,999,000	2,514,917
PCCW Ltd.	26,169,000	13,084,349
Perfect Medical Health Management Ltd.	1,640,000	508,015
Power Assets Holdings Ltd.	8,469,500	48,582,329
Realord Group Holdings Ltd.(a)(b)	2,558,000	1,764,560
Sands China Ltd.(b)	14,564,000	34,351,290
Shangri-La Asia Ltd.(b)	10,822,000	7,548,244
Sino Land Co. Ltd.	21,248,000	22,718,338
SITC International Holdings Co. Ltd.	8,122,000	17,613,317
SJM Holdings Ltd.(a)(b)	14,913,000	5,473,149
SmarTone Telecommunications Holdings Ltd.	2,442,500	1,139,648
Stella International Holdings Ltd.(a)	1,238,000	2,256,669
Sun Hung Kai Properties Ltd.	8,562,500	78,988,694
SUNeVision Holdings Ltd.	2,109,000	671,304
Swire Pacific Ltd., Class A	2,825,000	23,924,101
Swire Properties Ltd.	6,631,400	13,714,839
Techtronic Industries Co. Ltd.	8,129,500	112,343,915
Texhong International Group Ltd.(b)	1,281,500	696,227
Theme International Holdings Ltd.	24,500,000	1,879,147
United Energy Group Ltd.(a)	47,852,000	3,413,392
United Laboratories International Holdings Ltd. (The)	5,528,000	6,522,485
Value Partners Group Ltd.(a)	8,638,000	1,970,011
Vitasoy International Holdings Ltd.(a)	4,456,000	3,325,775
Viva Goods Co. Ltd.(b)	20,624,000	1,940,639
Vobile Group Ltd.(a)(b)	8,767,000	1,534,257

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
VSTECS Holdings Ltd.	2,788,000	$1,775,315
VTech Holdings Ltd.	988,100	5,711,414
WH Group Ltd.(d)	50,139,000	36,443,029
Wharf Holdings Ltd. (The)(a)	5,533,407	17,802,942
Wharf Real Estate Investment Co. Ltd.	9,791,000	30,376,698
Wynn Macau Ltd.(a)(b)	9,167,200	8,513,072
Xinyi Glass Holdings Ltd.	10,630,000	11,359,282
Yue Yuen Industrial Holdings Ltd.	4,385,500	7,764,776
		2,099,915,911
Ireland — 3.0%
AIB Group PLC	8,666,563	44,859,624
Bank of Ireland Group PLC	5,897,012	62,917,759
Cairn Homes PLC	3,661,040	6,166,738
Dalata Hotel Group PLC	1,333,999	5,999,212
Glanbia PLC	1,055,068	20,087,290
Glenveagh Properties PLC(b)(d)	1,575,709	2,145,718
Irish Residential Properties REIT PLC	1,672,842	1,769,191
Kerry Group PLC, Class A	913,781	78,638,512
Kingspan Group PLC	888,596	79,038,471
Origin Enterprises PLC	667,646	2,386,916
Smurfit Kappa Group PLC	1,602,373	69,430,115
Uniphar PLC(b)	954,809	2,618,760
		376,058,306
Israel — 8.8%
Africa Israel Residences Ltd.	35,199	2,114,772
Airport City Ltd.(b)	527,259	8,101,388
Alony Hetz Properties & Investments Ltd.(a)	1,011,251	6,528,121
Amot Investments Ltd.	1,255,649	5,266,341
Ashtrom Group Ltd.(a)	147,887	2,033,341
Azorim-Investment Development & Construction Co. Ltd.(a)(b)	109,767	500,310
Azrieli Group Ltd.	260,864	16,784,070
Bank Hapoalim BM	7,514,593	67,694,655
Bank Leumi Le-Israel BM	8,996,886	70,104,717
Bezeq The Israeli Telecommunication Corp. Ltd.	12,391,952	15,393,688
Big Shopping Centers Ltd.(a)(b)	76,042	7,822,555
Blue Square Real Estate Ltd.	6,905	517,627
Camtek Ltd./Israel	176,127	14,332,210
Cellcom Israel Ltd.(a)(b)	662,321	2,766,176
Cellebrite DI Ltd.(b)	282,880	3,057,933
Check Point Software Technologies Ltd.(b)	560,360	83,728,991
Clal Insurance Enterprises Holdings Ltd.(a)(b)	405,640	6,764,052
CyberArk Software Ltd.(b)	251,019	60,056,296
Danel Adir Yeoshua Ltd.	33,973	3,078,013
Danya Cebus Ltd.(a)	44,207	1,014,659
Delek Automotive Systems Ltd.	329,630	1,856,798
Delek Group Ltd.	59,713	7,014,057
Delta Galil Ltd.	46,298	2,059,867
Elbit Systems Ltd.	162,515	33,081,174
Elco Ltd.	20,036	614,104
Electra Consumer Products 1970 Ltd.(a)	73,729	1,573,524
Electra Ltd./Israel(a)	10,619	4,037,933
Electra Real Estate Ltd.(a)	69,256	674,115
Energix-Renewable Energies Ltd.(a)	1,719,030	6,406,144
Enlight Renewable Energy Ltd.(a)(b)	733,653	11,791,657
Equital Ltd.(a)(b)	124,223	3,441,514
Fattal Holdings 1998 Ltd.(a)(b)	39,356	4,774,826
FIBI Holdings Ltd.(a)	100,931	4,203,615
First International Bank Of Israel Ltd. (The)	448,692	17,809,950
Fiverr International Ltd.(a)(b)	212,983	4,368,281
Security	Shares		Value

Israel (continued)
Formula Systems 1985 Ltd.	48,582		$3,536,347
Fox Wizel Ltd.	49,416		3,923,641
G City Ltd.(b)	851,581		2,464,972
Gav-Yam Lands Corp. Ltd.	0	(f)	2
Global-e Online Ltd.(b)	587,323		19,692,940
Harel Insurance Investments & Financial Services Ltd.(a)	1,009,976		9,207,747
Hilan Ltd.	45,360		2,546,593
ICL Group Ltd.	4,543,158		21,325,448
Inmode Ltd.(a)(b)	482,919		8,301,378
Isracard Ltd.	984,649		3,602,120
Israel Canada T.R Ltd.(a)	867,146		3,205,171
Israel Corp Ltd.	28,932		6,894,724
Israel Discount Bank Ltd., Class A	7,354,593		37,723,343
Isras Holdings Ltd., NVS(b)	16,638		1,297,992
Isras Investment Co. Ltd.	10,051		1,922,010
Ituran Location and Control Ltd.	160,574		4,123,540
Kenon Holdings Ltd./Singapore	145,081		3,268,654
Kornit Digital Ltd.(b)	299,563		4,616,266
M Yochananof & Sons Ltd.(a)	4,678		242,674
Magic Software Enterprises Ltd.	146,980		1,741,770
Matrix IT Ltd.(a)	192,589		3,891,259
Maytronics Ltd.	243,394		2,080,696
Mega Or Holdings Ltd.(a)	111,894		2,894,329
Melisron Ltd.	178,560		12,249,225
Menora Mivtachim Holdings Ltd.(a)	37,312		898,683
Migdal Insurance & Financial Holdings Ltd.	3,891,151		4,940,830
Mivne Real Estate KD Ltd.	3,712,014		8,922,707
Mizrahi Tefahot Bank Ltd.	933,707		34,000,220
Monday.com Ltd.(b)	171,320		32,436,016
Nano Dimension Ltd., ADR(a)(b)	1,420,465		3,423,321
Nayax Ltd.(b)	20,870		557,494
Next Vision Stabilized Systems Ltd., NVS	239,394		3,199,043
Nice Ltd.(b)	374,681		83,782,529
Nova Ltd.(b)	175,855		29,760,053
Oddity Tech Ltd., Class A, NVS(a)(b)	190,117		6,186,407
Oil Refineries Ltd.(a)	18,628,478		5,397,277
One Software Technologies Ltd.	217,011		3,006,574
OPC Energy Ltd.(a)(b)	642,701		4,828,311
OY Nofar Energy Ltd.(a)(b)	88,165		2,200,797
Pagaya Technologies Ltd., Class A(b)	191,633		1,864,589
Partner Communications Co. Ltd.(a)(b)	829,727		3,878,483
Paz Oil Co. Ltd.	70,829		7,056,555
Perion Network Ltd.(b)	266,994		3,329,801
Phoenix Holdings Ltd. (The)	912,012		8,712,110
Prashkovsky Investments and Construction Ltd.(a)	14,455		339,703
Radware Ltd.(b)	317,556		5,249,201
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	78,920		4,490,642
Reit 1 Ltd.	1,005,699		4,047,900
Retailors Ltd.	67,282		1,478,472
Riskified Ltd.(b)	406,829		2,095,169
Sapiens International Corp. NV	185,564		5,725,880
Sella Capital Real Estate Ltd.	1,217,582		2,457,049
Shapir Engineering and Industry Ltd.	794,887		4,336,451
Shikun & Binui Ltd.(a)(b)	1,947,242		4,187,847
Shufersal Ltd.	1,581,210		10,410,776
Strauss Group Ltd.	359,432		6,602,605
Summit Real Estate Holdings Ltd.	106,505		1,282,396
Tadiran Group Ltd.(a)	21,334		1,487,751
Taro Pharmaceutical Industries Ltd.(b)	65,865		2,797,945

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Tel Aviv Stock Exchange Ltd.	571,045	$3,783,413
Teva Pharmaceutical Industries Ltd., ADR(b)	6,637,228	93,253,053
Tower Semiconductor Ltd.(a)(b)	668,428	21,630,596
Wix.com Ltd.(b)	325,721	38,718,455
YH Dimri Construction & Development Ltd.	9,473	741,816
ZIM Integrated Shipping Services Ltd.(a)	615,235	8,151,864
		1,113,771,099
Italy — 25.2%
A2A SpA	9,045,568	17,839,239
ACEA SpA	346,171	6,004,827
Amplifon SpA	707,968	23,636,439
Anima Holding SpA(d)	1,886,432	8,838,592
Ariston Holding NV	470,804	2,430,816
Ascopiave SpA	332,063	868,838
Assicurazioni Generali SpA	5,842,455	142,453,301
Azimut Holding SpA	648,281	17,083,794
Banca Generali SpA	414,738	16,243,608
Banca IFIS SpA	185,557	4,133,987
Banca Mediolanum SpA	1,305,065	14,122,864
Banca Monte dei Paschi di Siena SpA(b)	5,478,664	26,425,114
Banca Popolare di Sondrio SpA	2,744,033	22,925,740
Banco BPM SpA	7,340,551	48,195,414
BFF Bank SpA(d)	1,005,733	12,906,189
BPER Banca SpA	5,978,542	31,047,749
Brembo NV	994,685	12,654,262
Brunello Cucinelli SpA	202,771	20,695,297
Buzzi SpA	575,497	20,735,346
Carel Industries SpA(d)	193,300	3,923,633
CIR SpA-Compagnie Industriali(b)	3,759,891	2,233,069
Credito Emiliano SpA	587,409	6,205,087
d'Amico International Shipping SA, NVS	248,678	1,786,070
Danieli & C Officine Meccaniche SpA(a)	116,547	4,029,880
Datalogic SpA	70,199	425,381
Davide Campari-Milano NV	3,604,205	36,145,853
De' Longhi SpA	442,006	14,494,477
DiaSorin SpA	144,829	14,627,340
Digital Value SpA	6,614	411,768
El.En. SpA	206,680	2,597,764
Enav SpA(d)	1,536,254	6,317,964
Enel SpA	47,767,199	313,947,099
Eni SpA	13,034,051	209,348,853
ERG SpA	378,048	10,180,669
Ferrari NV	743,550	305,803,239
Fila SpA	59,973	563,868
Fincantieri SpA(a)(b)	2,009,541	1,524,799
FinecoBank Banca Fineco SpA	3,554,145	54,448,656
GVS SpA(b)(d)	384,019	2,235,711
Hera SpA	4,612,205	16,652,271
Industrie De Nora SpA(a)	188,945	2,539,969
Infrastrutture Wireless Italiane SpA(d)	1,913,679	20,508,771
Interpump Group SpA	414,744	18,066,147
Intesa Sanpaolo SpA	86,693,685	324,494,923
Iren SpA	4,344,662	8,733,734
Italgas SpA	2,849,783	15,796,773
Iveco Group NV	1,121,948	14,067,797
Juventus Football Club SpA, NVS(a)(b)	648,097	1,222,145
Leonardo SpA	2,233,520	51,330,865
LU-VE SpA, NVS	50,599	1,166,384
Maire Tecnimont SpA	1,219,748	10,101,558
MARR SpA	259,216	3,331,567
Mediobanca Banca di Credito Finanziario SpA	3,213,336	45,655,412
MFE-MediaForEurope NV, NVS(a)	381,317	1,534,984
Security	Shares	Value

Italy (continued)
MFE-MediaForEurope NV, Class A	1,777,382	$5,218,259
Moncler SpA	1,212,393	82,542,345
Nexi SpA(b)(d)	3,407,874	19,827,544
OVS SpA(d)	1,078,503	2,817,610
Pharmanutra SpA	21,853	1,241,710
Piaggio & C SpA	1,615,236	4,709,076
Pirelli & C SpA(d)	2,018,235	12,761,205
Poste Italiane SpA(d)	3,028,774	38,474,876
Prysmian SpA	1,530,688	83,052,597
RAI Way SpA(d)	247,035	1,402,543
Recordati Industria Chimica e Farmaceutica SpA	593,883	31,602,506
Reply SpA	167,802	21,908,116
Safilo Group SpA(a)(b)	1,301,011	1,618,921
Saipem SpA(b)	7,177,622	16,470,696
Salcef Group SpA	84,278	2,324,989
Salvatore Ferragamo SpA(a)	417,223	4,140,057
Sanlorenzo SpA/Ameglia	30,798	1,348,785
Saras SpA	3,052,210	5,731,525
Seco SpA(a)(b)	139,212	539,299
Sesa SpA(a)	30,448	3,166,290
Snam SpA	11,806,524	54,018,050
SOL SpA	206,319	7,936,814
Spaxs SpA(a)	162,660	906,119
Stellantis NV	13,041,740	288,568,012
Tamburi Investment Partners SpA	371,262	3,603,525
Technogym SpA(d)	775,867	7,316,818
Technoprobe SpA(b)	719,705	5,734,543
Telecom Italia SpA/Milano(a)(b)	57,227,057	13,567,127
Tenaris SA, NVS	2,727,104	45,289,573
Terna - Rete Elettrica Nazionale	8,187,829	65,600,157
Tinexta SpA	71,180	1,340,609
Tod's SpA(b)	67,736	3,104,492
UniCredit SpA	9,128,093	335,040,869
Unipol Gruppo SpA	2,466,853	22,114,603
Webuild SpA	2,272,769	5,704,757
Wiit SpA(a)	28,291	486,094
Zignago Vetro SpA	69,194	921,378
		3,177,848,385
Japan — 217.0%
77 Bank Ltd. (The)	471,200	13,320,967
Abalance Corp.(a)	42,900	548,942
ABC-Mart Inc.	592,000	11,791,615
Acom Co. Ltd.	923,100	2,380,233
Activia Properties Inc.	3,620	8,984,657
Adastria Co. Ltd.	153,100	3,333,647
ADEKA Corp.	617,000	12,821,697
Advance Logistics Investment Corp.	3,584	2,765,122
Advance Residence Investment Corp.	7,934	17,153,414
Advantest Corp.	4,533,500	141,901,513
Aeon Co. Ltd.	3,871,200	80,940,203
Aeon Delight Co. Ltd.	101,000	2,388,876
AEON Financial Service Co. Ltd.	698,500	5,814,436
Aeon Hokkaido Corp.	155,300	913,471
Aeon Mall Co. Ltd.	596,500	6,819,737
AEON REIT Investment Corp.	11,060	9,672,218
AGC Inc.	1,169,000	43,222,870
Ai Holdings Corp.	186,100	2,862,325
Aica Kogyo Co. Ltd.	273,000	6,327,932
Aichi Financial Group Inc., NVS	234,600	4,424,871
Aida Engineering Ltd.	492,600	2,788,586
Aiful Corp.	2,220,700	6,450,536

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ain Holdings Inc.	151,100	$5,718,601
Air Water Inc.	1,044,600	15,684,881
Airtrip Corp.(a)	76,600	687,630
Aisin Corp.	867,300	32,988,828
Ajinomoto Co. Inc.	2,789,100	103,702,784
Alfresa Holdings Corp.	972,400	14,410,463
Alpen Co. Ltd.	59,400	782,950
Alps Alpine Co. Ltd.	1,079,376	9,743,272
Amada Co. Ltd.	1,917,200	20,939,779
Amano Corp.	467,300	11,239,159
Amvis Holdings Inc.	224,400	3,061,481
ANA Holdings Inc.	978,700	18,587,469
Anicom Holdings Inc.	487,800	1,837,400
Anritsu Corp.	807,700	6,158,021
Anycolor Inc.(a)(b)	153,200	2,108,943
AOKI Holdings Inc.	174,700	1,230,738
Aozora Bank Ltd.(a)	674,400	10,478,107
Appier Group Inc.(a)(b)	374,000	3,082,546
Arata Corp.	38,200	846,359
Arclands Corp.	178,900	2,202,305
Arcs Co. Ltd.	183,600	3,603,478
ARE Holdings Inc.	492,500	6,365,852
Argo Graphics Inc.	17,300	443,810
Ariake Japan Co. Ltd.	94,700	3,085,667
Artience Co. Ltd.	165,100	3,059,716
As One Corp.	298,400	4,916,222
Asahi Group Holdings Ltd.	2,853,900	97,628,941
Asahi Intecc Co. Ltd.	1,287,800	18,869,725
Asahi Kasei Corp.	7,367,800	51,369,269
Asics Corp.	955,900	40,972,110
ASKUL Corp.	233,300	3,523,364
Astellas Pharma Inc.	10,713,100	102,823,210
Atom Corp.(a)(b)	833,200	4,767,033
Autobacs Seven Co. Ltd.	586,800	5,933,201
Avex Inc.	184,700	1,520,656
Awa Bank Ltd. (The)	170,700	2,908,405
Axial Retailing Inc.	86,800	580,118
Azbil Corp.	706,300	19,726,960
AZ-COM MARUWA Holdings Inc.	273,800	2,098,319
Bandai Namco Holdings Inc.	3,589,500	67,070,434
BayCurrent Consulting Inc.	791,700	16,853,047
Belc Co. Ltd.	40,500	1,932,793
Bell System24 Holdings Inc.	105,500	1,036,578
Belluna Co. Ltd.	160,500	646,262
Bengo4.com Inc.(a)(b)	49,700	907,349
Bic Camera Inc.	682,100	6,623,373
BIPROGY Inc.	497,300	14,467,156
BML Inc.	126,900	2,343,955
Bridgestone Corp.	3,399,600	150,014,083
Brother Industries Ltd.	1,376,000	24,340,007
Bunka Shutter Co. Ltd.	69,900	753,363
C Uyemura & Co. Ltd.	56,500	3,698,296
Calbee Inc.	517,900	11,311,746
Canon Electronics Inc.	97,100	1,385,852
Canon Inc.	5,980,400	161,861,266
Canon Marketing Japan Inc.	242,100	6,652,268
Capcom Co. Ltd.	2,062,200	33,948,833
Casio Computer Co. Ltd.	1,109,500	9,243,549
Cawachi Ltd.	90,000	1,624,198
Central Glass Co. Ltd.	124,900	2,218,005
Central Japan Railway Co.	4,515,600	103,262,632
Change Holdings Inc.(a)	257,400	1,927,263
Security	Shares	Value

Japan (continued)
Chiba Bank Ltd. (The)	3,301,000	$27,883,755
Chiyoda Corp.(a)(b)	875,600	2,414,442
Chofu Seisakusho Co. Ltd.	28,000	404,792
Chubu Electric Power Co. Inc.	3,806,400	48,858,785
Chudenko Corp.	18,400	371,265
Chugai Pharmaceutical Co. Ltd.	3,964,800	126,095,869
Chugin Financial Group Inc., NVS	935,900	7,881,412
Chugoku Electric Power Co. Inc. (The)	1,716,000	11,780,683
Chugoku Marine Paints Ltd.	123,500	1,616,285
Citizen Watch Co. Ltd.	1,523,500	10,120,586
CKD Corp.	412,000	7,699,871
Coca-Cola Bottlers Japan Holdings Inc.	733,050	10,263,094
COLOPL Inc.	497,000	1,920,845
Colowide Co. Ltd.	469,100	6,390,899
Comforia Residential REIT Inc.	5,377	11,639,816
COMSYS Holdings Corp.	657,200	15,383,433
Comture Corp.	102,700	1,257,731
Concordia Financial Group Ltd.	6,146,200	33,116,552
Cosmo Energy Holdings Co. Ltd.	436,400	20,862,308
Cosmos Pharmaceutical Corp.	115,700	10,673,905
Cover Corp.(a)(b)	188,800	2,017,187
CRE Logistics REIT Inc.	3,377	3,232,204
Create Restaurants Holdings Inc.	681,000	4,693,105
Create SD Holdings Co. Ltd.	145,400	3,142,280
Credit Saison Co. Ltd.	832,400	15,365,398
Curves Holdings Co. Ltd.	127,000	596,475
CyberAgent Inc.	2,569,100	16,006,941
CYBERDYNE Inc.(a)(b)	623,300	799,223
Cybozu Inc.(a)	172,700	1,748,027
Dai Nippon Printing Co. Ltd.	1,278,700	37,243,551
Daicel Corp.	1,418,400	13,174,233
Daido Steel Co. Ltd.	730,300	8,052,656
Daifuku Co. Ltd.	1,803,100	36,934,348
Daihen Corp.	108,400	6,589,349
Daiho Corp.	36,000	754,085
Dai-ichi Life Holdings Inc.	5,531,800	128,122,205
Daiichi Sankyo Co. Ltd.	10,944,500	368,366,526
Daiichikosho Co. Ltd.	447,200	5,219,895
Daiki Aluminium Industry Co. Ltd.	109,500	924,233
Daikin Industries Ltd.	1,566,400	213,799,956
Daikokutenbussan Co. Ltd.	21,200	1,083,968
Daio Paper Corp.	520,300	3,725,094
Daiseki Co. Ltd.	234,820	4,462,749
Daishi Hokuetsu Financial Group Inc.	178,200	5,107,633
Daito Trust Construction Co. Ltd.	344,000	36,874,849
Daiwa House Industry Co. Ltd.	3,462,900	97,442,195
Daiwa House REIT Investment Corp.	14,170	23,802,422
Daiwa Office Investment Corp.	1,624	5,920,961
Daiwa Securities Group Inc.	7,808,400	57,384,383
Daiwa Securities Living Investments Corp.	13,436	9,123,158
Daiwabo Holdings Co. Ltd.	535,200	9,296,459
DCM Holdings Co. Ltd.	700,900	6,489,144
Demae-Can Co. Ltd.(a)(b)	300,000	517,498
DeNA Co. Ltd.(b)	567,500	5,723,882
Denka Co. Ltd.	495,400	7,340,599
Denso Corp.	11,219,500	191,215,258
Dentsu Group Inc.	1,168,400	31,608,922
Dentsu Soken Inc.	139,200	4,611,424
Descente Ltd.	195,400	4,405,753
Dexerials Corp.	318,300	11,922,447
DIC Corp.	527,200	9,853,145
Digital Arts Inc.	62,000	1,662,684

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Digital Garage Inc.	190,800	$3,365,152
Dip Corp.	208,300	3,520,305
Disco Corp.	553,500	157,662,101
DMG Mori Co. Ltd.	739,100	19,758,005
Doshisha Co. Ltd.	83,500	1,150,929
Doutor Nichires Holdings Co. Ltd.	185,500	2,484,118
Dowa Holdings Co. Ltd.	280,800	10,515,116
DTS Corp.	207,400	5,658,016
Duskin Co. Ltd.	242,600	5,043,145
DyDo Group Holdings Inc.	49,100	849,856
Earth Corp.	78,600	2,187,514
East Japan Railway Co.	5,340,200	97,880,319
Ebara Corp.	582,700	48,034,306
EDION Corp.	569,600	5,884,423
eGuarantee Inc.	164,900	1,802,267
Eiken Chemical Co. Ltd.	150,300	1,911,314
Eisai Co. Ltd.	1,487,000	61,069,641
Eizo Corp.	95,900	3,081,433
Elan Corp.	92,400	530,430
Elecom Co. Ltd.	228,600	2,163,362
Electric Power Development Co. Ltd.	829,900	14,097,501
en Japan Inc.	175,600	2,919,342
ENEOS Holdings Inc.	17,113,550	79,068,215
Enplas Corp.(a)	29,800	1,614,231
eRex Co. Ltd.(a)(b)	163,600	857,814
ES-Con Japan Ltd.	73,400	483,384
Euglena Co. Ltd.(a)(b)	677,100	2,223,106
Exedy Corp.	170,500	3,121,637
EXEO Group Inc.	1,144,000	12,468,733
Ezaki Glico Co. Ltd.	259,200	6,691,498
Fancl Corp.	505,900	5,908,723
FANUC Corp.	5,640,200	167,058,684
Fast Retailing Co. Ltd.	1,036,900	271,117,221
FCC Co. Ltd.	183,200	2,606,724
Ferrotec Holdings Corp.	271,200	5,149,151
Financial Products Group Co. Ltd.	320,200	4,487,248
Food & Life Companies Ltd.	663,400	12,538,810
FP Corp.	252,800	4,067,647
FP Partner Inc.	41,600	1,324,807
Freee KK(b)	239,400	4,190,229
Frontier Real Estate Investment Corp.	2,665	7,747,406
Fuji Co. Ltd./Ehime	201,900	2,461,830
Fuji Corp./Aichi	521,000	8,739,978
Fuji Electric Co. Ltd.	755,100	46,970,162
Fuji Kyuko Co. Ltd.	115,400	2,463,811
Fuji Media Holdings Inc.	219,800	2,612,412
Fuji Oil Holdings Inc.	238,200	3,505,833
Fuji Seal International Inc.	229,000	2,942,511
Fuji Soft Inc.	283,400	11,090,519
Fujicco Co. Ltd.	9,800	117,991
FUJIFILM Holdings Corp.	6,637,000	141,185,430
Fujikura Ltd.	1,494,600	25,683,678
Fujimi Inc.	329,700	7,151,103
Fujimori Kogyo Co. Ltd.	13,900	376,125
Fujitec Co. Ltd.	468,100	11,545,007
Fujitsu General Ltd.	464,600	5,993,024
Fujitsu Ltd.	10,372,300	160,232,754
Fujiya Co. Ltd.	73,900	1,162,442
Fukui Computer Holdings Inc.	20,500	319,445
Fukuoka Financial Group Inc.	950,680	25,252,451
Fukuoka REIT Corp.	5,736	6,161,086
Fukushima Galilei Co. Ltd.	7,800	311,881
Security	Shares	Value

Japan (continued)
Fukuyama Transporting Co. Ltd.	97,800	$2,363,131
Fullcast Holdings Co. Ltd.	54,200	519,537
Funai Soken Holdings Inc.	169,100	2,558,340
Furukawa Co. Ltd.	180,500	2,288,057
Furukawa Electric Co. Ltd.	439,200	9,403,654
Fuso Chemical Co. Ltd.	82,100	2,108,598
Future Corp.	234,800	2,368,747
Fuyo General Lease Co. Ltd.	82,800	7,100,893
G-7 Holdings Inc.	67,800	599,614
Genky DrugStores Co. Ltd.	27,200	997,063
Geo Holdings Corp.	125,400	1,577,155
Giken Ltd.	68,400	849,069
Global One Real Estate Investment Corp.	7,577	5,156,086
GLOBERIDE Inc.	73,500	935,507
Glory Ltd.	228,300	4,113,568
GLP J-REIT	29,066	23,639,731
GMO Financial Gate Inc.	21,300	947,677
GMO Financial Holdings Inc.	110,300	527,584
GMO internet group Inc.	501,400	8,232,555
GMO Payment Gateway Inc.	243,700	11,147,117
GNI Group Ltd.(a)(b)	291,600	4,575,312
Goldcrest Co. Ltd.	69,500	1,120,288
Goldwin Inc.	129,300	7,842,884
Gree Inc.	530,300	1,565,732
GS Yuasa Corp.	483,800	9,128,065
GungHo Online Entertainment Inc.	244,730	3,597,903
Gunma Bank Ltd. (The)	2,446,100	14,887,350
Gunze Ltd.	80,700	2,735,268
H.U. Group Holdings Inc.	292,900	4,452,418
H2O Retailing Corp.	611,400	6,908,357
Hachijuni Bank Ltd. (The)	2,422,200	16,158,330
Hakuhodo DY Holdings Inc.	1,331,100	12,380,950
Hakuto Co. Ltd.	58,900	2,033,922
Hamamatsu Photonics KK	839,700	30,768,009
Hankyu Hanshin Holdings Inc.	1,335,600	35,017,073
Hankyu Hanshin REIT Inc.	4,989	4,465,858
Hanwa Co. Ltd.	170,300	6,552,530
Harmonic Drive Systems Inc.	297,800	7,437,487
Haseko Corp.	1,450,000	17,517,820
Hazama Ando Corp.	1,162,900	8,670,644
Heiwa Corp.	457,100	5,726,090
Heiwa Real Estate Co. Ltd.	172,200	4,760,651
Heiwa Real Estate REIT Inc.	6,573	5,892,867
Heiwado Co. Ltd.	176,500	2,721,613
Hiday Hidaka Corp.	99,700	1,773,821
Hikari Tsushin Inc.	114,400	18,592,492
Hino Motors Ltd.(b)	1,629,500	4,756,787
Hioki EE Corp.	44,400	1,770,564
Hirata Corp.	47,800	2,138,501
Hirogin Holdings Inc.	1,731,200	12,458,348
Hirose Electric Co. Ltd.	172,645	18,325,535
HIS Co. Ltd.(a)(b)	279,600	3,106,729
Hisamitsu Pharmaceutical Co. Inc.	274,300	6,654,963
Hitachi Construction Machinery Co. Ltd.	631,100	18,025,656
Hitachi Ltd.	5,483,700	505,929,825
Hitachi Zosen Corp.	1,076,100	8,328,893
Hogy Medical Co. Ltd.	144,900	3,424,320
Hokkaido Electric Power Co. Inc.	1,047,800	7,445,364
Hokkoku Financial Holdings Inc.	112,200	3,601,765
Hokuetsu Corp.(a)	883,300	7,449,589
Hokuhoku Financial Group Inc.	807,500	9,905,558
Hokuriku Electric Power Co.	953,500	5,578,289

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hokuto Corp.	125,000	$1,449,392
Honda Motor Co. Ltd.	27,332,200	310,974,207
Horiba Ltd.	209,800	20,354,607
Hoshino Resorts REIT Inc.	1,395	4,883,267
Hoshizaki Corp.	640,500	22,070,792
Hosiden Corp.	415,200	5,184,445
House Foods Group Inc.	451,700	8,899,760
Hoya Corp.	2,086,900	241,954,798
Hulic Co. Ltd.	2,261,200	20,836,176
Hulic REIT Inc.	8,219	7,855,168
Hyakugo Bank Ltd. (The)	1,427,000	5,868,657
Ibiden Co. Ltd.	669,100	25,434,817
Ichibanya Co. Ltd.	467,300	3,226,504
Ichigo Inc.	1,830,800	4,931,558
Ichigo Office REIT Investment Corp.	9,068	4,649,794
Idec Corp./Japan	148,600	2,622,961
Idemitsu Kosan Co. Ltd.	5,993,840	40,608,968
IDOM Inc.	311,300	2,755,444
IHI Corp.	859,200	20,572,810
Iida Group Holdings Co. Ltd.	865,700	11,051,446
Iino Kaiun Kaisha Ltd.	740,600	5,953,051
Inaba Denki Sangyo Co. Ltd.	226,200	5,277,368
Inabata & Co. Ltd.	225,100	4,588,647
Inageya Co. Ltd.	119,000	962,201
Industrial & Infrastructure Fund Investment Corp.	13,885	11,481,232
Infocom Corp.	106,100	1,815,537
Infomart Corp.	1,268,400	2,961,276
INFRONEER Holdings Inc.	1,551,756	13,741,846
Inpex Corp.	5,909,300	88,520,116
Insource Co. Ltd.	260,800	1,267,178
Internet Initiative Japan Inc.	616,800	10,435,621
Invincible Investment Corp.	40,896	18,323,067
Iriso Electronics Co. Ltd.	107,200	2,096,264
Isetan Mitsukoshi Holdings Ltd.	2,012,800	28,270,098
Isuzu Motors Ltd.	3,488,000	44,202,893
Ito En Ltd.	329,300	7,990,546
ITOCHU Corp.	7,028,200	317,075,358
Itochu Enex Co. Ltd.	245,500	2,376,194
Itoham Yonekyu Holdings Inc.	175,480	4,579,305
Iwatani Corp.	249,400	14,161,553
Iyogin Holdings Inc., NVS	1,755,000	13,393,824
Izumi Co. Ltd.	152,900	3,552,246
J Front Retailing Co. Ltd.	1,414,800	12,321,264
J Trust Co. Ltd.(a)	434,600	1,236,689
JAC Recruitment Co. Ltd.	234,000	1,127,575
Jaccs Co. Ltd.	127,000	4,563,986
JAFCO Group Co. Ltd.	315,000	3,554,967
Japan Airlines Co. Ltd.	883,300	15,650,980
Japan Airport Terminal Co. Ltd.	357,700	12,640,831
Japan Aviation Electronics Industry Ltd.	238,900	3,837,958
Japan Elevator Service Holdings Co. Ltd.	362,000	5,625,698
Japan Excellent Inc.	7,949	6,493,496
Japan Exchange Group Inc.	2,961,900	69,369,214
Japan Hotel REIT Investment Corp.	27,191	14,288,799
Japan Lifeline Co. Ltd.	463,500	3,401,956
Japan Logistics Fund Inc.	6,193	11,042,248
Japan Material Co. Ltd.	338,000	4,768,498
Japan Metropolitan Fund Invest	42,598	25,717,622
Japan Petroleum Exploration Co. Ltd.	193,800	8,175,113
Japan Post Bank Co. Ltd.	8,505,700	86,335,475
Japan Post Holdings Co. Ltd.	12,467,200	119,726,233
Security	Shares	Value

Japan (continued)
Japan Post Insurance Co. Ltd.	1,139,800	$21,398,694
Japan Prime Realty Investment Corp.	5,376	11,632,925
Japan Real Estate Investment Corp.	7,849	26,617,059
Japan Securities Finance Co. Ltd.	869,700	8,816,882
Japan Steel Works Ltd. (The)	436,500	10,595,528
Japan Tobacco Inc.	7,121,800	191,587,928
Japan Wool Textile Co. Ltd. (The)	72,800	628,475
JCR Pharmaceuticals Co. Ltd.	436,100	2,241,771
JCU Corp.	92,300	2,203,619
JDC Corp.	39,200	128,256
Jeol Ltd.	256,500	10,162,368
JFE Holdings Inc.	3,320,700	49,563,821
JGC Holdings Corp.	1,295,700	12,489,473
JINS Holdings Inc.	70,700	1,485,329
JMDC Inc.	178,300	3,606,756
J-Oil Mills Inc.	71,200	892,556
Joshin Denki Co. Ltd.	24,300	391,985
Joyful Honda Co. Ltd.	239,100	3,400,499
JTEKT Corp.	1,218,000	9,428,289
JTOWER Inc.(a)(b)	73,600	1,503,236
Juroku Financial Group Inc.	146,000	4,385,103
Justsystems Corp.	193,100	3,363,529
JVCKenwood Corp.	886,500	4,506,467
Kadokawa Corp.	597,200	10,915,735
Kaga Electronics Co. Ltd.	70,400	2,773,324
Kagome Co. Ltd.	557,200	14,243,635
Kajima Corp.	2,487,300	47,649,413
Kakaku.com Inc.	804,200	9,250,354
Kaken Pharmaceutical Co. Ltd.	172,200	3,743,122
Kameda Seika Co. Ltd.	25,800	679,365
Kamigumi Co. Ltd.	632,600	13,661,365
Kanamoto Co. Ltd.	147,400	2,479,120
Kandenko Co. Ltd.	698,600	7,792,675
Kaneka Corp.	236,500	6,125,829
Kanematsu Corp.	588,600	9,570,528
Kansai Electric Power Co. Inc. (The)	4,184,400	62,679,873
Kansai Paint Co. Ltd.	1,081,300	14,076,552
Kanto Denka Kogyo Co. Ltd.	505,200	3,447,571
Kao Corp.	2,770,400	114,285,092
Kappa Create Co. Ltd.(a)(b)	145,800	1,488,973
Kasumigaseki Capital Co. Ltd.(a)	38,800	3,605,890
Katakura Industries Co. Ltd.	39,600	484,306
Katitas Co. Ltd.	263,700	3,177,019
Kato Sangyo Co. Ltd.	109,100	3,163,897
Kawasaki Heavy Industries Ltd.	884,700	27,388,587
Kawasaki Kisen Kaisha Ltd.	2,367,600	33,359,200
KDDI Corp.	8,871,800	246,181,602
KDX Realty Investment Corp.	27,223	26,851,052
KeePer Technical Laboratory Co. Ltd.	85,400	2,428,457
Keihan Holdings Co. Ltd.	592,400	12,389,846
Keihanshin Building Co. Ltd.	92,600	928,248
Keikyu Corp.	1,291,300	10,265,135
Keio Corp.	601,100	14,707,274
Keisei Electric Railway Co. Ltd.	811,300	30,223,296
Keiyo Bank Ltd. (The)	624,900	3,072,394
Kewpie Corp.	590,500	11,906,223
Keyence Corp.	1,151,900	506,570,593
KFC Holdings Japan Ltd.	66,100	2,143,869
KH Neochem Co. Ltd.	168,300	2,584,205
Kikkoman Corp.	4,153,300	49,488,260
Kinden Corp.	810,800	15,470,970
Kintetsu Group Holdings Co. Ltd.	1,055,800	27,143,107

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kirin Holdings Co. Ltd.	4,666,000	$68,112,384
Kisoji Co. Ltd.	150,200	2,396,156
Kissei Pharmaceutical Co. Ltd.	160,600	3,679,974
Ki-Star Real Estate Co. Ltd.	46,800	1,134,525
Kitz Corp.	560,700	4,772,541
Kiyo Bank Ltd. (The)	464,500	5,336,079
Koa Corp.(a)	168,300	1,735,828
Kobayashi Pharmaceutical Co. Ltd.	293,400	10,401,010
Kobe Bussan Co. Ltd.	898,400	19,402,990
Kobe Steel Ltd.	2,114,900	25,813,493
Koei Tecmo Holdings Co. Ltd.(a)	835,132	7,767,864
Kohnan Shoji Co. Ltd.	154,100	4,351,850
Koito Manufacturing Co. Ltd.	1,257,400	16,912,951
Kokuyo Co. Ltd.	619,900	10,590,468
Komatsu Ltd.	5,481,500	163,656,475
KOMEDA Holdings Co. Ltd.	274,700	4,508,863
Komeri Co. Ltd.	147,700	3,581,141
Konami Group Corp.	596,700	36,003,275
Konica Minolta Inc.	2,746,100	9,131,151
Konishi Co. Ltd.	193,000	1,639,045
Kose Corp.	200,200	10,323,127
Koshidaka Holdings Co. Ltd.	273,000	1,493,501
Kotobuki Spirits Co. Ltd.	609,000	6,270,607
K’s Holdings Corp.	927,600	8,904,246
Kubota Corp.	5,959,700	95,591,947
Kumagai Gumi Co. Ltd.	163,400	4,307,742
Kumiai Chemical Industry Co. Ltd.	588,027	2,997,058
Kura Sushi Inc.(a)	111,000	3,445,399
Kuraray Co. Ltd.	1,741,800	19,297,603
Kureha Corp.	268,200	4,781,278
Kurita Water Industries Ltd.	622,000	24,633,736
Kusuri no Aoki Holdings Co. Ltd.	256,400	4,780,415
KYB Corp.	99,200	3,386,579
Kyocera Corp.	7,648,700	93,227,242
Kyoei Steel Ltd.	98,600	1,403,697
Kyokuto Kaihatsu Kogyo Co. Ltd.	131,000	2,136,540
Kyorin Pharmaceutical Co. Ltd.	460,600	5,367,081
Kyoritsu Maintenance Co. Ltd.	350,200	7,468,242
Kyoto Financial Group Inc.	1,253,300	22,307,685
Kyowa Kirin Co. Ltd.	1,587,200	26,655,202
Kyudenko Corp.	230,900	9,583,243
Kyushu Electric Power Co. Inc.	2,325,100	21,569,680
Kyushu Financial Group Inc.	2,185,200	14,621,279
Kyushu Railway Co.	796,400	17,135,272
LaSalle Logiport REIT	11,276	11,309,608
Lasertec Corp.	455,800	98,318,488
Leopalace21 Corp.	1,039,300	3,439,758
Life Corp.	116,500	2,910,316
LIFENET INSURANCE Co.(a)(b)	297,700	2,628,630
Link And Motivation Inc.	276,200	875,176
Lintec Corp.	210,000	4,186,553
Lion Corp.	1,436,700	12,884,301
LITALICO Inc.	108,900	1,259,308
Lixil Corp.	1,671,900	17,957,409
LY Corp.	15,756,000	37,855,870
M&A Capital Partners Co. Ltd.	79,200	1,069,237
M&A Research Institute Holdings Inc., NVS(b)	138,900	4,389,542
M3 Inc.	2,616,900	27,682,022
Mabuchi Motor Co. Ltd.	555,600	8,605,066
Macnica Holdings Inc.	272,200	12,002,128
Maeda Kosen Co. Ltd.	37,600	822,872
Makino Milling Machine Co. Ltd.	123,300	4,945,896

Security	Shares	Value

Japan (continued)
Makita Corp.	1,330,000	$38,504,664
Management Solutions Co. Ltd.	63,100	681,310
Mandom Corp.	211,900	1,748,254
Mani Inc.	506,600	5,868,980
Marubeni Corp.	8,459,600	150,719,182
Maruha Nichiro Corp.	224,300	4,375,083
Marui Group Co. Ltd.	1,000,900	15,287,611
Maruichi Steel Tube Ltd.	306,600	7,894,481
MARUKA FURUSATO Corp.	99,700	1,530,429
Maruwa Co. Ltd./Aichi	50,600	10,662,826
Matsuda Sangyo Co. Ltd.	45,300	788,443
Matsui Securities Co. Ltd.	830,900	4,252,973
MatsukiyoCocokara & Co.	2,046,650	29,022,984
Max Co. Ltd.	49,700	1,109,039
Maxell Ltd.	458,800	4,526,643
Maxvalu Tokai Co. Ltd.	2,500	49,020
Mazda Motor Corp.	3,356,800	37,997,214
McDonald’s Holdings Co. Japan Ltd.(a)	562,900	24,761,230
MCJ Co. Ltd.	265,800	2,320,317
Mebuki Financial Group Inc.	6,004,210	21,240,633
Medipal Holdings Corp.	1,025,700	16,086,094
Medley Inc.(a)(b)	140,500	3,220,541
Megachips Corp.(b)	81,300	1,884,920
Megmilk Snow Brand Co. Ltd.	240,600	3,885,640
Meidensha Corp.	178,300	3,950,936
MEIJI Holdings Co. Ltd.	1,378,300	30,838,577
Meiko Electronics Co. Ltd.	110,400	3,601,994
MEITEC Group Holdings Inc.	455,900	8,502,536
Melco Holdings Inc.	45,900	997,760
Menicon Co. Ltd.	346,400	3,342,287
Mercari Inc.(a)(b)	699,700	8,090,541
METAWATER Co. Ltd.	68,900	857,103
Micronics Japan Co. Ltd.	182,000	7,497,227
Milbon Co. Ltd.	144,400	2,838,344
Mimasu Semiconductor Industry Co. Ltd.	34,200	788,844
MINEBEA MITSUMI Inc.	2,201,059	41,226,580
Mirai Corp.	9,276	2,655,979
MIRAIT ONE corp.	609,800	7,445,657
MISUMI Group Inc.	1,686,700	27,422,128
Mitani Sekisan Co. Ltd.	15,000	549,758
Mitsubishi Chemical Group Corp.	7,521,100	43,877,094
Mitsubishi Corp.	20,400,000	466,539,182
Mitsubishi Electric Corp.	11,443,500	199,459,364
Mitsubishi Estate Co. Ltd.	6,648,600	121,833,636
Mitsubishi Estate Logistics REIT
Investment Corp.	3,064	7,853,523
Mitsubishi Gas Chemical Co. Inc.	899,400	15,914,180
Mitsubishi HC Capital Inc.	5,322,370	34,467,895
Mitsubishi Heavy Industries Ltd.	18,946,700	169,404,560
Mitsubishi Logisnext Co. Ltd.	100,500	991,192
Mitsubishi Logistics Corp.	450,800	14,955,827
Mitsubishi Materials Corp.	693,400	13,550,816
Mitsubishi Motors Corp.	4,004,100	12,688,352
Mitsubishi Pencil Co. Ltd.	169,700	2,588,683
Mitsubishi Research Institute Inc.	24,200	752,375
Mitsubishi Shokuhin Co. Ltd.	68,600	2,432,443
Mitsubishi UFJ Financial Group Inc.	65,649,000	653,952,707
Mitsuboshi Belting Ltd.	156,500	4,799,959
Mitsui & Co. Ltd.	7,657,700	369,680,678
Mitsui Chemicals Inc.	1,035,700	29,479,012
Mitsui DM Sugar Holdings Co. Ltd.	108,800	2,114,513
Mitsui Fudosan Co. Ltd.	15,803,800	160,836,252

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsui Fudosan Logistics Park Inc.	3,416	$9,799,977
Mitsui High-Tec Inc.(a)	122,400	5,480,573
Mitsui Mining & Smelting Co. Ltd.	306,000	9,595,205
Mitsui OSK Lines Ltd.	2,026,600	64,323,439
Mitsui-Soko Holdings Co. Ltd.	112,800	3,327,242
Miura Co. Ltd.	541,200	8,514,841
Mixi Inc.	199,300	3,041,685
Mizuho Financial Group Inc.	14,207,470	274,617,716
Mizuho Leasing Co. Ltd.	705,300	5,038,265
Mizuno Corp.	76,700	3,722,538
Mochida Pharmaceutical Co. Ltd.	134,900	2,721,351
Modec Inc.	131,000	2,584,543
Monex Group Inc.	1,104,400	5,706,315
Money Forward Inc.(b)	252,900	8,806,316
Monogatari Corp. (The)	173,700	4,693,067
MonotaRO Co. Ltd.	1,521,800	18,238,586
Mori Hills REIT Investment Corp.	9,545	8,306,245
Mori Trust REIT Inc.	13,364	6,200,440
Morinaga & Co. Ltd./Japan	413,000	6,674,389
Morinaga Milk Industry Co. Ltd.	377,200	7,391,384
Morita Holdings Corp.	90,400	1,064,217
MOS Food Services Inc.	161,300	3,567,646
MS&AD Insurance Group Holdings Inc.	7,587,600	136,417,738
Murata Manufacturing Co. Ltd.	10,209,400	186,547,772
Musashi Seimitsu Industry Co. Ltd.	246,400	2,610,942
Musashino Bank Ltd. (The)	128,700	2,520,116
Nabtesco Corp.	631,100	10,408,062
Nachi-Fujikoshi Corp.	86,300	1,865,459
Nafco Co. Ltd.(a)	59,700	1,091,221
Nagaileben Co. Ltd.(a)	62,000	924,896
Nagase & Co. Ltd.	657,800	11,380,162
Nagawa Co. Ltd.	27,100	1,265,637
Nagoya Railroad Co. Ltd.	1,060,900	13,838,021
Nakanishi Inc.	468,800	7,201,664
Namura Shipbuilding Co. Ltd.(a)	283,400	3,533,608
Nankai Electric Railway Co. Ltd.	597,300	10,400,462
Nanto Bank Ltd. (The)	137,100	2,635,029
NEC Corp.	1,448,600	104,881,515
NEC Networks & System Integration Corp.	591,600	9,827,681
NET One Systems Co. Ltd.	516,700	8,660,536
Nexon Co. Ltd.	2,025,500	31,580,273
Nextage Co. Ltd.	259,400	4,554,227
NGK Insulators Ltd.	1,357,300	18,489,525
NH Foods Ltd.	489,700	16,109,272
NHK Spring Co. Ltd.	1,274,100	12,912,804
Nichias Corp.	442,100	12,117,832
Nichicon Corp.	450,700	3,815,296
Nichiden Corp.	67,700	1,090,060
Nichiha Corp.	127,000	2,961,269
Nichirei Corp.	621,800	15,567,752
Nidec Corp.	2,484,600	116,360,883
Nifco Inc./Japan	528,600	12,778,079
Nihon Kohden Corp.	519,600	14,127,112
Nihon M&A Center Holdings Inc.	1,819,400	9,958,178
Nihon Parkerizing Co. Ltd.	674,200	5,184,677
Nikkiso Co. Ltd.	263,200	2,101,965
Nikkon Holdings Co. Ltd.	237,900	4,669,528
Nikon Corp.	1,743,100	18,022,477
Nintendo Co. Ltd.	6,140,300	299,456,107
Nippn Corp., New	270,800	4,178,961
Nippon Accommodations Fund Inc.	2,828	11,777,235
Nippon Building Fund Inc.	9,377	35,827,589

Security	Shares	Value

Japan (continued)
Nippon Carbon Co. Ltd.	32,300	$1,138,879
Nippon Ceramic Co. Ltd.	99,100	1,696,009
Nippon Densetsu Kogyo Co. Ltd.	95,800	1,314,901
Nippon Electric Glass Co. Ltd.	513,700	12,711,041
Nippon Express Holdings Inc.	467,200	23,901,148
Nippon Gas Co. Ltd.	630,400	10,281,323
Nippon Kanzai Holdings Co. Ltd.	42,300	695,375
Nippon Kayaku Co. Ltd.	870,400	7,089,780
Nippon Light Metal Holdings Co. Ltd.	434,660	5,157,672
Nippon Paint Holdings Co. Ltd.	5,656,900	36,209,898
Nippon Paper Industries Co. Ltd.	558,000	3,879,533
Nippon Parking Development Co. Ltd.	1,071,100	1,314,767
Nippon Pillar Packing Co. Ltd.	99,100	3,903,503
Nippon Prologis REIT Inc.	13,554	23,427,197
NIPPON REIT Investment Corp.	2,514	5,677,979
Nippon Road Co. Ltd. (The)	136,500	1,636,311
Nippon Sanso Holdings Corp.	1,002,800	29,785,569
Nippon Seiki Co. Ltd.	116,100	1,055,739
Nippon Shinyaku Co. Ltd.	298,900	8,270,645
Nippon Shokubai Co. Ltd.	536,000	5,094,724
Nippon Signal Company Ltd.	272,300	1,762,828
Nippon Soda Co. Ltd.	122,000	4,475,403
Nippon Steel Corp.	5,037,008	112,924,225
Nippon Telegraph & Telephone Corp.	176,096,900	190,125,128
Nippon Television Holdings Inc.	274,800	4,011,363
Nippon Yusen KK	2,767,900	78,581,977
Nipro Corp.(a)	851,100	6,886,157
Nishimatsu Construction Co. Ltd.	187,200	5,412,851
Nishimatsuya Chain Co. Ltd.	413,600	5,735,473
Nishi-Nippon Financial Holdings Inc.	893,300	11,293,493
Nishi-Nippon Railroad Co. Ltd.	470,200	7,325,256
Nishio Holdings Co. Ltd.	31,100	794,660
Nissan Chemical Corp.	749,200	25,538,859
Nissan Motor Co. Ltd.	14,150,000	51,784,799
Nissan Shatai Co. Ltd.	241,100	1,558,417
Nissha Co. Ltd.	224,400	2,415,379
Nisshin Oillio Group Ltd. (The)	141,900	4,558,482
Nisshin Seifun Group Inc.	1,160,700	15,141,193
Nisshinbo Holdings Inc.	790,000	5,988,997
Nissin Foods Holdings Co. Ltd.	1,201,100	32,051,993
Nissui Corp.	1,914,300	11,486,256
Niterra Co. Ltd.	924,800	30,331,426
Nitori Holdings Co. Ltd.	485,200	64,935,801
Nitta Corp.	100,500	2,593,081
Nittetsu Mining Co. Ltd.	32,100	1,008,946
Nitto Boseki Co. Ltd.	129,600	4,645,139
Nitto Denko Corp.	854,100	70,621,787
Nitto Kogyo Corp.	146,900	3,940,305
Noevir Holdings Co. Ltd.	88,700	2,934,851
NOF Corp.	1,422,200	19,080,125
Nohmi Bosai Ltd.	25,000	380,500
Nojima Corp.	292,800	3,498,362
NOK Corp.	586,300	8,484,951
Nomura Co. Ltd.	595,800	3,206,827
Nomura Holdings Inc.	17,697,400	100,697,875
Nomura Micro Science Co. Ltd.(a)	143,900	4,601,096
Nomura Real Estate Holdings Inc.	666,500	18,660,077
Nomura Real Estate Master Fund Inc.	24,324	23,251,795
Nomura Research Institute Ltd.	2,269,340	54,913,230
Noritake Co. Ltd./Nagoya Japan	124,200	3,260,431
Noritsu Koki Co. Ltd.	76,300	1,497,031
Noritz Corp.	120,300	1,358,502

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
North Pacific Bank Ltd.	2,438,500	$7,013,052
NS Solutions Corp.	174,000	5,667,461
NS United Kaiun Kaisha Ltd.	52,700	1,594,671
NSD Co. Ltd.	573,300	11,205,703
NSK Ltd.	2,190,800	12,048,048
NTN Corp.	2,543,200	5,047,047
NTT Data Group Corp.	3,714,500	58,086,669
NTT UD REIT Investment Corp.	9,337	7,158,330
Nxera Pharma Co. Ltd.(b)	464,600	4,297,475
Obara Group Inc.	63,400	1,656,177
Obayashi Corp.	3,843,400	42,895,378
OBIC Business Consultants Co. Ltd.	172,000	7,028,318
Obic Co. Ltd.	426,400	54,778,108
Odakyu Electric Railway Co. Ltd.	1,807,200	20,317,777
Ogaki Kyoritsu Bank Ltd. (The)	186,500	2,671,252
Ohsho Food Service Corp.	72,600	3,598,051
Oiles Corp.	104,200	1,576,076
Oisix ra daichi Inc.(a)(b)	154,700	1,172,008
Oji Holdings Corp.	4,944,200	19,366,503
Okamoto Industries Inc.	43,900	1,377,077
Okamura Corp.	497,400	7,532,731
Okasan Securities Group Inc.	1,281,200	6,137,533
Oki Electric Industry Co. Ltd.	603,300	4,311,619
Okinawa Cellular Telephone Co	115,000	2,471,002
Okinawa Electric Power Co. Inc. (The)	210,616	1,571,269
Okinawa Financial Group Inc.	71,200	1,207,368
OKUMA Corp.	127,600	5,731,016
Okumura Corp.	175,700	5,496,937
Olympus Corp.	7,260,900	101,142,230
Omron Corp.	1,041,800	35,757,049
One REIT Inc.	711	1,197,021
Ono Pharmaceutical Co. Ltd.	2,275,800	32,779,161
Open House Group Co. Ltd.	461,700	14,040,406
Open Up Group Inc.	305,800	3,873,821
Optex Group Co. Ltd.	122,700	1,440,401
Optorun Co. Ltd.	155,900	1,915,203
Oracle Corp./Japan	222,800	16,719,932
Organo Corp.	143,400	6,578,377
Orient Corp.	564,310	3,682,891
Oriental Land Co. Ltd./Japan	6,468,100	178,465,965
ORIX Corp.	6,901,900	141,250,215
Orix JREIT Inc.	15,880	16,738,793
Osaka Gas Co. Ltd.	2,209,900	49,139,046
Osaka Organic Chemical Industry Ltd.	74,300	1,539,989
Osaka Soda Co. Ltd.	84,000	4,926,469
OSAKA Titanium Technologies Co. Ltd.(a)	182,300	2,840,091
OSG Corp.	548,000	7,067,173
Otsuka Corp.	1,421,400	28,268,972
Otsuka Holdings Co. Ltd.	2,450,800	104,788,472
PAL GROUP Holdings Co. Ltd.	262,100	3,127,942
PALTAC Corp.	160,500	4,857,842
Pan Pacific International Holdings Corp.	2,249,100	52,822,421
Panasonic Holdings Corp.	13,063,400	114,023,229
Paramount Bed Holdings Co. Ltd.	217,400	3,704,171
Park24 Co. Ltd.(b)	750,800	8,085,802
Pasona Group Inc.	95,000	1,333,113
Penta-Ocean Construction Co. Ltd.	1,666,200	8,361,823
PeptiDream Inc.(b)	589,400	7,510,273
Persol Holdings Co. Ltd.	10,687,700	14,784,397
PHC Holdings Corp.(a)	131,700	950,196
Pigeon Corp.	791,000	7,209,985
Pilot Corp.	158,200	4,234,183

Security	Shares	Value

Japan (continued)
Piolax Inc.	138,200	$2,347,819
PKSHA Technology Inc.(b)	138,100	3,804,158
Plus Alpha Consulting Co. Ltd.	112,800	1,434,832
Pola Orbis Holdings Inc.	549,600	5,043,219
Pressance Corp.	78,100	905,035
Prestige International Inc.	360,900	1,541,245
Prima Meat Packers Ltd.	148,700	2,175,108
Raito Kogyo Co. Ltd.	228,800	2,972,960
Raiznext Corp.	161,100	2,070,953
Raksul Inc.(a)(b)	285,100	1,614,644
Rakus Co. Ltd.	561,000	5,670,628
Rakuten Bank Ltd., NVS(b)	542,300	10,990,290
Rakuten Group Inc.(a)(b)	8,872,000	42,669,373
Recruit Holdings Co. Ltd.	8,523,100	367,067,413
Relo Group Inc.	617,800	5,370,291
Renesas Electronics Corp.	8,704,200	141,319,232
Rengo Co. Ltd.	1,072,800	8,043,709
RENOVA Inc.(a)(b)	233,800	2,196,882
Resona Holdings Inc.	12,522,938	79,191,859
Resonac Holdings Corp.	1,035,600	22,454,844
Resorttrust Inc.	575,700	9,528,037
Retail Partners Co. Ltd.	40,800	436,430
Ricoh Co. Ltd.	3,235,300	27,911,108
Ricoh Leasing Co. Ltd.	65,300	2,219,371
Riken Keiki Co. Ltd.	105,400	2,579,001
Ringer Hut Co. Ltd.	164,900	2,422,822
Rinnai Corp.	649,300	14,068,696
Riso Kagaku Corp.	68,000	1,269,329
Rohm Co. Ltd.	2,074,000	29,813,432
Rohto Pharmaceutical Co. Ltd.	1,193,600	23,287,644
Roland Corp.	69,400	1,886,621
Rorze Corp.	63,800	11,061,329
Round One Corp.	1,425,200	6,260,510
Royal Holdings Co. Ltd.	169,800	2,654,322
RS Technologies Co. Ltd.	71,300	1,415,811
Ryohin Keikaku Co. Ltd.	1,502,200	24,198,975
Ryoyo Ryosan Holdings Inc.	262,504	4,627,088
S Foods Inc.	48,700	940,140
Saibu Gas Holdings Co. Ltd.	121,300	1,512,496
Saizeriya Co. Ltd.	161,900	5,466,946
Sakai Moving Service Co. Ltd.	61,800	1,087,850
Sakata INX Corp.	30,800	312,821
Sakata Seed Corp.	187,400	4,317,752
Sakura Internet Inc.(a)	109,200	4,072,966
SAMTY Co. Ltd.	108,600	1,852,592
Samty Residential Investment Corp.	733	504,397
San-A Co. Ltd.	126,900	3,808,443
San-Ai Obbli Co. Ltd.	105,200	1,380,090
SanBio Co. Ltd.(a)(b)	300,600	786,761
Sangetsu Corp.	266,800	5,671,833
San-In Godo Bank Ltd. (The)	874,600	6,812,641
Sanken Electric Co. Ltd.	130,800	5,647,085
Sanki Engineering Co. Ltd.	13,100	183,894
Sankyo Co. Ltd.	1,222,600	13,279,902
Sankyu Inc.	247,200	8,570,323
Sanrio Co. Ltd.	948,100	15,985,387
Sansan Inc.(b)	457,400	4,200,644
Santen Pharmaceutical Co. Ltd.	2,031,800	19,625,328
Sanwa Holdings Corp.	1,214,500	19,833,858
Sanyo Chemical Industries Ltd.	21,100	551,768
Sanyo Denki Co. Ltd.	34,200	1,612,488
Sanyo Special Steel Co. Ltd.	110,700	1,497,464

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sapporo Holdings Ltd.	467,600	$16,901,700
Sato Holdings Corp.	160,200	2,219,858
Sawai Group Holdings Co. Ltd.	210,800	7,855,554
SB Technology Corp.	10,600	196,771
SBI Holdings Inc.	1,514,700	36,880,124
SBI Sumishin Net Bank Ltd., NVS(a)	249,900	3,736,871
SBS Holdings Inc.	58,000	999,780
SCREEN Holdings Co. Ltd.	496,300	51,206,817
SCSK Corp.	874,900	15,904,981
Secom Co. Ltd.	1,246,800	86,605,804
Sega Sammy Holdings Inc.	926,000	12,120,382
Seibu Holdings Inc.	1,393,400	21,686,993
Seiko Epson Corp.	1,718,100	28,262,720
Seiko Group Corp.	142,300	3,764,003
Seino Holdings Co. Ltd.	778,400	10,428,331
Seiren Co. Ltd.	218,800	3,644,778
Sekisui Chemical Co. Ltd.	2,330,500	33,904,199
Sekisui House Ltd.	3,635,200	83,538,183
Sekisui House REIT Inc.	24,544	12,576,328
Senko Group Holdings Co. Ltd.	748,600	5,486,224
Septeni Holdings Co. Ltd.	342,000	994,038
Seria Co. Ltd.	251,600	4,264,924
Seven & i Holdings Co. Ltd.	13,330,700	172,248,565
Seven Bank Ltd.	3,843,500	6,870,544
SG Holdings Co. Ltd.	1,844,500	21,590,033
Sharp Corp./Japan(a)(b)	1,482,599	7,782,407
Shibaura Machine Co. Ltd.	124,300	2,782,624
Shibaura Mechatronics Corp.	70,600	2,689,008
SHIFT Inc.(b)	72,500	6,669,085
Shiga Bank Ltd. (The)	219,700	5,681,864
Shikoku Electric Power Co. Inc.	829,700	6,876,260
Shikoku Kasei Holdings Corp.	97,200	1,094,975
Shima Seiki Manufacturing Ltd.	154,900	1,380,138
Shimadzu Corp.	1,433,400	38,942,698
Shimamura Co. Ltd.	250,300	12,338,999
Shimano Inc.	468,900	76,202,330
Shimizu Corp.	3,077,800	19,065,294
Shin Nippon Biomedical Laboratories Ltd.(a)	118,300	1,148,894
Shin-Etsu Chemical Co. Ltd.	10,677,600	413,318,577
Shin-Etsu Polymer Co. Ltd.	123,700	1,207,488
Shinko Electric Industries Co. Ltd.	428,800	15,055,280
Shinmaywa Industries Ltd.	546,400	4,165,870
Shionogi & Co. Ltd.	1,556,400	72,685,052
Ship Healthcare Holdings Inc.	557,200	8,289,975
Shiseido Co. Ltd.	2,367,100	63,363,093
Shizuoka Financial Group Inc., NVS	2,575,000	24,034,656
Shizuoka Gas Co. Ltd.	137,200	839,510
SHO-BOND Holdings Co. Ltd.	237,900	9,186,956
Shochiku Co. Ltd.(a)	46,700	2,830,045
Shoei Co. Ltd.	293,500	3,760,262
Shoei Foods Corp.(a)	22,000	600,720
Showa Sangyo Co. Ltd.	79,900	1,791,298
Siix Corp.	170,500	1,757,728
Simplex Holdings Inc.	150,400	2,429,789
SKY Perfect JSAT Holdings Inc.	1,413,400	8,317,436
Skylark Holdings Co. Ltd.	1,352,200	19,269,743
SMC Corp.	339,000	178,099,265
SMS Co. Ltd.	487,300	6,743,003
Socionext Inc.(a)	1,060,900	31,016,074
SoftBank Corp.	16,953,900	204,492,614
SoftBank Group Corp.	6,084,200	299,224,592
Sohgo Security Services Co. Ltd.	2,386,700	13,274,194

Security	Shares	Value

Japan (continued)
Sojitz Corp.	1,331,500	$34,281,929
Solasto Corp.	243,400	767,493
Sompo Holdings Inc.	5,311,100	105,107,283
Sony Group Corp.	7,464,600	616,959,165
SOSiLA Logistics REIT Inc.	3,616	2,846,996
Sotetsu Holdings Inc.	523,000	8,336,959
Sparx Group Co. Ltd.	21,120	243,073
Square Enix Holdings Co. Ltd.	515,300	18,626,612
SRE Holdings Corp.(a)(b)	56,400	1,372,855
Stanley Electric Co. Ltd.	775,100	13,716,936
Star Asia Investment Corp.	9,867	3,849,331
Star Micronics Co. Ltd.	222,600	2,643,069
Starts Corp. Inc.	139,500	3,146,975
Starts Proceed Investment Corp.	385	504,977
Strike Co. Ltd.	46,600	1,302,907
Subaru Corp.	3,646,300	81,418,179
Sugi Holdings Co. Ltd.	590,600	8,665,442
SUMCO Corp.	2,103,600	31,371,630
Sumiseki Holdings Inc.(a)	111,400	936,603
Sumitomo Bakelite Co. Ltd.	375,600	10,698,185
Sumitomo Chemical Co. Ltd.	8,832,400	18,870,076
Sumitomo Corp.	6,149,700	161,719,564
Sumitomo Electric Industries Ltd.	4,235,300	65,462,124
Sumitomo Forestry Co. Ltd.	922,900	28,434,253
Sumitomo Heavy Industries Ltd.	638,000	17,778,956
Sumitomo Metal Mining Co. Ltd.	1,455,600	48,629,615
Sumitomo Mitsui Construction Co. Ltd.	1,218,340	3,137,730
Sumitomo Mitsui Financial Group Inc.	7,503,400	426,221,437
Sumitomo Mitsui Trust Holdings Inc.	3,838,900	80,712,184
Sumitomo Osaka Cement Co. Ltd.	155,900	3,870,705
Sumitomo Pharma Co. Ltd.(a)(b)	991,600	2,502,505
Sumitomo Realty & Development Co. Ltd.	1,761,700	60,961,692
Sumitomo Riko Co. Ltd.	107,800	897,508
Sumitomo Rubber Industries Ltd.	971,100	11,787,054
Sumitomo Warehouse Co. Ltd. (The)	485,700	8,043,206
Sundrug Co. Ltd.	435,700	12,651,513
Suntory Beverage & Food Ltd.	813,300	26,460,910
Suruga Bank Ltd.	787,900	4,805,320
Suzuken Co. Ltd.	337,700	9,973,539
Suzuki Motor Corp.	9,323,500	108,579,427
Sysmex Corp.	2,959,500	47,323,513
Systena Corp.	2,049,900	3,415,620
T Hasegawa Co. Ltd.	126,600	2,472,028
T&D Holdings Inc.	2,907,300	47,439,371
Tadano Ltd.	673,400	5,403,672
Taihei Dengyo Kaisha Ltd.	54,000	1,519,896
Taiheiyo Cement Corp.	651,900	14,910,579
Taikisha Ltd.	121,800	3,592,446
Taisei Corp.	1,001,800	36,676,295
Taiyo Holdings Co. Ltd.	206,000	4,197,938
Taiyo Yuden Co. Ltd.	744,400	17,435,760
Takamatsu Construction Group Co. Ltd.	75,700	1,274,683
Takara Bio Inc.	261,300	1,689,327
Takara Holdings Inc.	889,300	5,842,178
Takara Leben Real Estate Investment Corp.	5,541	3,591,101
Takasago Thermal Engineering Co. Ltd.	230,800	7,737,372
Takashimaya Co. Ltd.	869,700	12,328,256
Takeda Pharmaceutical Co. Ltd.	9,331,880	245,261,088
Takeuchi Manufacturing Co. Ltd.	236,900	8,986,374
Takuma Co. Ltd.	520,400	6,512,158
Tama Home Co. Ltd.	89,100	2,465,469
Tamron Co. Ltd.	114,100	5,305,724

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
TBS Holdings Inc.	187,700	$4,891,791
TDK Corp.	2,310,000	103,051,379
TechMatrix Corp.	187,900	1,991,370
TechnoPro Holdings Inc.	633,700	10,794,062
Teijin Ltd.	971,300	9,475,683
Tenma Corp.	67,200	960,515
Terumo Corp.	7,959,100	135,019,151
T-Gaia Corp.	114,300	1,539,982
THK Co. Ltd.	682,100	14,882,812
TIS Inc.	1,285,600	27,456,012
TKC Corp.	72,400	1,666,140
TKP Corp.(a)(b)	81,700	723,853
Toa Corp./Tokyo	385,600	2,664,234
Toagosei Co. Ltd.	693,000	6,971,133
Tobu Railway Co. Ltd.	1,066,700	21,163,836
Tocalo Co. Ltd.	533,700	6,149,875
Toda Corp.	1,492,500	9,748,285
Toei Animation Co. Ltd.(a)	229,000	3,790,027
Toei Co. Ltd.	183,000	4,344,011
Toenec Corp.	35,900	1,229,084
Toho Bank Ltd. (The)	930,600	1,998,111
Toho Co. Ltd./Tokyo	658,800	22,071,344
Toho Gas Co. Ltd.	452,900	11,630,694
Toho Holdings Co. Ltd.	447,300	10,716,090
Toho Titanium Co. Ltd.	185,300	1,598,172
Tohoku Electric Power Co. Inc.	2,669,600	20,609,469
Tokai Carbon Co. Ltd.	1,311,700	8,702,321
Tokai Corp./Gifu	56,700	754,429
TOKAI Holdings Corp.	795,000	4,889,765
Tokai Rika Co. Ltd.	256,000	3,485,795
Tokai Tokyo Financial Holdings Inc.	2,007,200	7,355,438
Token Corp.	52,210	3,582,496
Tokio Marine Holdings Inc.	10,658,400	336,873,505
Tokushu Tokai Paper Co. Ltd.	8,200	194,542
Tokuyama Corp.	426,500	8,800,446
Tokyo Century Corp	788,400	7,847,202
Tokyo Electric Power Co. Holdings Inc.(b)	9,122,500	56,744,496
Tokyo Electron Device Ltd.	125,000	4,488,207
Tokyo Electron Ltd.	2,790,700	612,128,152
Tokyo Gas Co. Ltd.	2,246,100	50,373,846
Tokyo Kiraboshi Financial Group Inc.	172,900	5,132,311
Tokyo Ohka Kogyo Co. Ltd.	581,100	15,409,765
Tokyo Seimitsu Co. Ltd.	229,200	14,914,679
Tokyo Steel Manufacturing Co. Ltd.	494,700	5,247,688
Tokyo Tatemono Co. Ltd.	1,135,900	18,901,339
Tokyotokeiba Co. Ltd.	83,000	2,287,847
Tokyu Construction Co. Ltd.	632,200	3,402,077
Tokyu Corp.	3,006,900	35,594,351
Tokyu Fudosan Holdings Corp.	3,524,200	25,819,180
Tokyu REIT Inc.	6,536	6,725,080
TOMONY Holdings Inc.	941,600	2,488,922
Tomy Co. Ltd.	611,800	9,782,153
Topcon Corp.	660,300	7,755,403
TOPPAN Holdings Inc.	1,465,300	34,762,687
Topre Corp.	181,500	2,929,713
Toray Industries Inc.	8,077,900	36,921,822
Toridoll Holdings Corp.	267,100	6,418,530
Torii Pharmaceutical Co. Ltd.	56,300	1,405,177
Tosei Corp.	62,100	969,500
Toshiba TEC Corp.	164,000	3,298,686
Tosoh Corp.	1,533,500	21,141,015
Totetsu Kogyo Co. Ltd.	120,100	2,399,251

Security	Shares	Value

Japan (continued)
TOTO Ltd.	837,500	$22,666,513
Towa Corp.	120,700	6,951,185
Towa Pharmaceutical Co. Ltd.	120,900	2,176,239
Toyo Construction Co. Ltd.	293,000	2,374,028
Toyo Gosei Co. Ltd.(a)	29,200	1,498,164
Toyo Seikan Group Holdings Ltd.	754,300	11,659,475
Toyo Suisan Kaisha Ltd.	538,000	33,643,433
Toyo Tanso Co. Ltd.	106,900	5,272,903
Toyo Tire Corp.	718,600	13,595,267
Toyobo Co. Ltd.	582,500	4,133,599
Toyoda Gosei Co. Ltd.	343,000	6,640,718
Toyota Boshoku Corp.	528,700	7,818,584
Toyota Industries Corp.	865,500	82,245,683
Toyota Motor Corp.	62,720,325	1,430,561,234
Toyota Tsusho Corp.	1,251,600	79,576,598
Trancom Co. Ltd.	8,300	301,806
Transcosmos Inc.	115,500	2,496,788
TRE Holdings Corp.	209,200	1,683,756
Trend Micro Inc./Japan	809,100	39,870,988
Tri Chemical Laboratories Inc.(a)	148,700	4,136,448
Trusco Nakayama Corp.	242,900	4,018,127
TS Tech Co. Ltd.	547,900	6,746,366
Tsubakimoto Chain Co.	126,200	4,344,813
Tsuburaya Fields Holdings Inc.(a)	203,600	2,322,982
Tsugami Corp.	213,300	1,841,605
Tsumura & Co.	493,200	11,884,490
Tsuruha Holdings Inc.	227,400	14,354,378
TV Asahi Holdings Corp.	100,400	1,316,757
UACJ Corp.	164,800	5,034,744
UBE Corp.	574,600	10,504,653
Ulvac Inc.	268,600	16,061,140
U-Next Holdings Co. Ltd.	104,200	2,911,824
Unicharm Corp.	2,397,600	71,240,200
United Arrows Ltd.	124,100	1,430,181
United Super Markets Holdings Inc.	498,100	2,842,890
United Urban Investment Corp.	16,854	16,149,400
Universal Entertainment Corp.	127,900	1,338,949
Ushio Inc.	592,700	7,796,290
USS Co. Ltd.	2,459,000	18,785,026
UT Group Co. Ltd.	163,500	3,428,573
Valor Holdings Co. Ltd.	194,300	2,976,794
ValueCommerce Co. Ltd.	79,400	543,471
Vector Inc.	110,500	926,695
Vision Inc./Tokyo Japan(b)	180,100	1,317,284
Visional Inc.(a)(b)	128,900	5,881,480
VT Holdings Co. Ltd.	601,300	1,990,157
Wacoal Holdings Corp.	249,300	5,456,330
Wacom Co. Ltd.	880,700	3,382,347
WealthNavi Inc.(a)(b)	225,200	2,041,202
Weathernews Inc.	28,500	836,913
Welcia Holdings Co. Ltd.	572,700	8,420,291
West Holdings Corp.	127,730	2,131,277
West Japan Railway Co	2,578,800	48,949,352
WingArc1st Inc.	105,300	1,783,406
Workman Co. Ltd.(a)	123,100	3,024,270
W-Scope Corp.(a)(b)	292,800	948,859
Yakult Honsha Co. Ltd.	1,535,200	30,028,112
Yamada Holdings Co. Ltd.	4,042,700	11,572,582
Yamaguchi Financial Group Inc.	1,275,100	12,880,562
Yamaha Corp.	833,800	17,570,810
Yamaha Motor Co. Ltd.	5,296,200	49,398,810
YA-MAN Ltd.(a)	190,900	1,150,976

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Yamato Holdings Co. Ltd.	1,626,200	$21,476,694
Yamato Kogyo Co. Ltd.	231,800	12,454,424
Yamazaki Baking Co. Ltd.	697,300	16,877,018
Yamazen Corp.	469,200	4,120,732
Yaoko Co. Ltd.	90,500	4,892,648
Yaskawa Electric Corp.	1,430,900	58,956,816
Yellow Hat Ltd.	157,500	2,047,346
Yodogawa Steel Works Ltd.	72,900	2,288,036
Yokogawa Bridge Holdings Corp.	140,300	2,544,674
Yokogawa Electric Corp.	1,335,800	29,515,573
Yokohama Rubber Co. Ltd. (The)	732,600	19,175,220
Yokorei Co. Ltd.	268,900	1,773,288
Yonex Co. Ltd.(a)	328,200	2,617,208
Yoshinoya Holdings Co. Ltd.	507,000	9,285,154
Yuasa Trading Co. Ltd.	68,100	2,488,562
Zenkoku Hosho Co. Ltd.	286,900	10,073,616
Zenrin Co. Ltd.	155,900	881,012
Zensho Holdings Co. Ltd.	588,700	22,817,543
Zeon Corp.	853,700	8,508,081
ZERIA Pharmaceutical Co. Ltd.	18,600	246,672
Zojirushi Corp.	165,200	1,611,444
ZOZO Inc.	876,000	18,867,703
Zuken Inc.	44,300	1,157,575
		27,407,955,300
Netherlands — 40.0%
Aalberts NV	585,738	27,849,377
ABN AMRO Bank NV, CVA(d)	2,777,568	44,492,639
Adyen NV(b)(d)	128,557	154,011,300
Aegon Ltd.	9,459,954	58,915,139
AerCap Holdings NV(b)	1,188,622	100,426,673
Akzo Nobel NV	1,013,707	66,886,356
Alfen NV(a)(b)(d)	130,972	5,644,618
Allfunds Group PLC	2,106,195	13,236,305
AMG Critical Materials NV	212,807	4,994,647
Arcadis NV	454,028	28,040,300
ASM International NV	263,900	166,003,363
ASML Holding NV	2,383,940	2,076,442,033
ASR Nederland NV	930,008	46,537,127
Basic-Fit NV(a)(b)(d)	308,360	6,750,024
BE Semiconductor Industries NV	457,014	60,633,886
Brunel International NV(a)	236,722	2,559,623
Coca-Cola Europacific Partners PLC	1,249,359	89,978,835
Corbion NV	357,819	7,771,229
DSM-Firmenich AG	1,100,204	123,392,808
Eurocommercial Properties NV	291,832	6,637,400
EXOR NV, NVS	586,403	64,020,826
Fastned BV(a)(b)	33,217	815,332
Flow Traders Ltd., NVS	197,643	4,068,738
Fugro NV	689,655	16,727,749
Heineken Holding NV	763,217	61,396,211
Heineken NV	1,706,419	166,068,111
IMCD NV	337,844	50,972,074
ING Groep NV	19,638,725	310,493,459
InPost SA(b)	1,293,529	20,767,292
JDE Peet’s NV	700,417	15,562,973
Just Eat Takeaway.com NV(b)(d)	1,176,613	17,187,371
Koninklijke Ahold Delhaize NV	5,625,989	170,772,327
Koninklijke BAM Groep NV	1,904,007	7,761,496
Koninklijke KPN NV	19,885,279	72,265,722
Koninklijke Philips NV(b)	4,617,228	122,615,998
Koninklijke Vopak NV	419,151	16,645,134
NN Group NV	1,581,825	72,970,975

Security	Shares	Value

Netherlands (continued)
NSI NV	139,401	$2,645,110
OCI NV	619,885	16,672,782
Pharming Group NV(a)(b)	4,526,455	4,215,681
PostNL NV	2,063,436	2,776,229
Prosus NV	8,659,412	289,743,553
Randstad NV	678,185	34,011,611
SBM Offshore NV	873,831	12,909,632
Signify NV(d)	743,032	20,263,567
Sligro Food Group NV(a)	134,244	2,036,152
TKH Group NV	250,680	10,797,787
TomTom NV(a)(b)	559,664	3,336,058
Universal Music Group NV	4,839,132	142,343,962
Van Lanschot Kempen NV	201,507	7,138,177
Vastned Retail NV	150,788	3,371,296
Wereldhave NV	238,146	3,306,278
Wolters Kluwer NV	1,469,219	219,951,605
		5,057,834,950
New Zealand — 2.2%
Air New Zealand Ltd.	4,954,130	1,605,571
Auckland International Airport Ltd.	7,558,633	34,963,298
Contact Energy Ltd.	4,413,234	22,546,313
EBOS Group Ltd.	956,166	19,753,529
Fisher & Paykel Healthcare Corp. Ltd.	3,382,367	56,647,010
Fletcher Building Ltd.	4,603,692	10,304,049
Goodman Property Trust	5,747,531	7,721,748
Infratil Ltd.	4,879,245	31,328,371
Kiwi Property Group Ltd.(a)	7,264,190	3,458,732
Mercury NZ Ltd.	4,370,254	16,429,594
Meridian Energy Ltd.	7,376,845	26,080,829
Ryman Healthcare Ltd.(b)	4,301,642	10,267,755
Spark New Zealand Ltd.	10,967,007	30,825,205
		271,932,004
Norway — 7.6%
Adevinta ASA(b)	2,020,869	20,629,837
Aker ASA, Class A	148,596	8,249,435
Aker BP ASA	1,926,586	46,725,759
Aker Carbon Capture ASA(b)	2,092,847	1,310,668
Aker Solutions ASA	1,552,589	5,852,168
Atea ASA	607,135	7,782,871
Austevoll Seafood ASA	633,189	5,055,995
Avance Gas Holding Ltd.(d)	76,487	1,112,688
Bakkafrost P/F	284,424	17,274,231
Borr Drilling Ltd.(a)	1,248,320	6,600,514
Borregaard ASA	705,290	12,088,690
BW LPG Ltd.(d)	640,635	9,290,750
Cadeler AS(b)	743,257	3,532,788
Cool Co. Ltd.(a)	137,461	1,497,302
Crayon Group Holding ASA(a)(b)(d)	415,367	3,056,534
DNB Bank ASA	5,395,544	94,039,712
DNO ASA	2,577,554	2,386,065
DOF Group ASA(b)	794,151	5,838,846
Elkem ASA(a)(d)	2,182,486	3,813,493
Entra ASA(b)(d)	690,420	6,376,837
Equinor ASA	5,315,368	141,433,260
Europris ASA(d)	978,112	6,155,951
Flex LNG Ltd.	187,376	4,911,905
Frontline PLC, NVS	806,130	19,101,394
Gjensidige Forsikring ASA	1,126,810	18,066,474
Golden Ocean Group Ltd.	758,959	10,716,363
Grieg Seafood ASA	383,317	2,484,478
Hafnia Ltd.	1,626,343	12,262,211

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Hexagon Composites ASA(b)	455,421	$687,939
Hoegh Autoliners ASA	642,538	6,744,178
Kitron ASA	674,796	1,735,024
Kongsberg Gruppen ASA	546,591	38,585,558
Leroy Seafood Group ASA	1,680,466	7,407,491
Mowi ASA	2,722,408	47,797,039
MPC Container Ships ASA	1,956,213	3,144,402
NEL ASA(a)(b)	9,947,452	4,596,275
Nordic Semiconductor ASA(b)	1,010,002	11,041,964
Norsk Hydro ASA	7,669,811	47,133,923
Norwegian Air Shuttle ASA(b)	4,362,009	5,665,362
Nykode Therapeutics ASA(a)(b)	565,678	680,840
Odfjell Drilling Ltd.	525,859	2,396,868
Orkla ASA	4,285,207	29,149,732
PGS ASA(b)	5,711,718	4,389,270
Protector Forsikring ASA	605,070	12,231,331
REC Silicon ASA(a)(b)	1,509,295	1,458,069
Salmar ASA	428,179	26,937,199
Scatec ASA(b)(d)	703,152	5,131,686
Schibsted ASA, Class A	442,099	12,647,888
Schibsted ASA, Class B	531,089	14,878,237
Seadrill Ltd.(a)(b)	167,931	8,144,885
SpareBank 1 Nord Norge	542,983	4,906,570
SpareBank 1 Oestlandet	10,571	127,516
SpareBank 1 SMN	1,164,579	15,305,474
SpareBank 1 SR-Bank ASA	1,078,776	13,062,393
Stolt-Nielsen Ltd.	147,104	6,290,174
Storebrand ASA	2,612,587	25,079,784
Subsea 7 SA	1,348,152	21,688,739
Telenor ASA	3,911,142	45,031,738
TGS ASA(a)	831,172	9,375,864
TOMRA Systems ASA	1,410,040	17,273,865
Wallenius Wilhelmsen ASA	709,794	7,149,431
Yara International ASA	958,326	27,317,223
		962,841,150
Portugal — 2.0%
Altri SGPS SA(a)	698,195	3,847,351
Banco Comercial Portugues SA, Class R(b)	49,746,728	17,369,050
Corticeira Amorim SGPS SA	47,650	487,163
CTT-Correios de Portugal SA	869,555	4,092,434
EDP - Energias de Portugal SA	18,329,281	68,829,513
EDP Renovaveis SA	1,836,716	25,144,969
Galp Energia SGPS SA	2,805,011	60,254,888
Greenvolt Energias Renovaveis SA(a)(b)	487,074	4,314,387
Jeronimo Martins SGPS SA	1,632,028	33,573,647
Mota-Engil SGPS SA	443,177	1,917,978
Navigator Co. SA (The)	1,797,936	7,941,127
NOS SGPS SA	1,183,591	4,092,538
REN - Redes Energeticas Nacionais SGPS SA	3,207,698	7,745,023
Sonae SGPS SA	7,105,824	7,114,825
		246,724,893
Singapore — 12.9%
AEM Holdings Ltd.(a)	1,707,200	2,921,783
AIMS APAC REIT(a)	787,193	726,002
Best World International Ltd.(a)(b)	766,700	1,376,078
CapitaLand Ascendas REIT	23,124,003	43,801,983
CapitaLand Ascott Trust	13,385,668	8,890,651
CapitaLand China Trust(a)	7,308,080	3,549,991
Capitaland India Trust(a)	4,984,846	3,642,756
CapitaLand Integrated Commercial Trust	32,856,657	46,837,001
CapitaLand Investment Ltd/Singapore	15,328,500	29,643,054

Security	Shares	Value

Singapore (continued)
CDL Hospitality Trusts	7,391,646	$5,260,423
City Developments Ltd.(a)	3,000,800	13,449,385
ComfortDelGro Corp. Ltd.	11,930,500	12,977,016
Cromwell European Real Estate Investment Trust.	1,029,840	1,635,677
DBS Group Holdings Ltd.	11,740,190	298,874,748
Digital Core REIT Management Pte Ltd.	5,360,400	3,269,844
ESR-LOGOS REIT(a)	48,752,327	10,357,258
Far East Hospitality Trust	624,000	281,133
First Resources Ltd.	3,079,100	3,172,135
Frasers Centrepoint Trust	6,551,288	10,377,479
Frasers Logistics & Commercial Trust	17,252,886	12,497,722
Genting Singapore Ltd.	35,170,600	23,471,793
Golden Agri-Resources Ltd.	41,578,700	8,376,354
Grab Holdings Ltd., Class A(b)	11,337,280	39,680,480
Hutchison Port Holdings Trust, Class U(a)	31,479,000	4,025,409
iFAST Corp. Ltd.	888,900	4,783,251
Jardine Cycle & Carriage Ltd.	577,400	11,142,806
Keppel DC REIT	8,243,000	10,281,724
Keppel Infrastructure Trust(a)	21,195,069	7,352,867
Keppel Ltd.	8,579,800	42,915,380
Keppel REIT(a)	18,499,740	11,878,580
Lendlease Global Commercial REIT	7,742,409	3,079,392
Mapletree Industrial Trust	12,971,020	21,477,873
Mapletree Logistics Trust	20,458,879	20,076,334
Mapletree Pan Asia Commercial Trust	13,834,756	12,677,797
Nanofilm Technologies International Ltd.(a)	1,581,600	747,035
NetLink NBN Trust(a)	23,099,700	14,468,513
Olam Group Ltd.(a)	5,042,500	4,341,411
Oversea-Chinese Banking Corp. Ltd.	19,827,300	205,838,385
Paragon REIT	4,850,095	3,002,330
Parkway Life REIT(a)	2,836,500	7,445,592
Raffles Medical Group Ltd.(a)	6,916,100	5,065,065
Riverstone Holdings Ltd./Singapore(a)	2,882,600	1,652,077
Sasseur Real Estate Investment Trust(a)	298,200	147,456
SATS Ltd.(b)	6,285,426	11,543,087
Sea Ltd., ADR(b)	2,181,009	137,817,959
Seatrium Ltd.(a)(b)	263,235,769	18,804,373
Sembcorp. Industries Ltd.	5,941,400	23,219,416
Sheng Siong Group Ltd.	4,707,800	5,336,701
SIA Engineering Co. Ltd.	336,100	555,011
Singapore Airlines Ltd.(a)	8,841,800	42,189,704
Singapore Exchange Ltd.	4,704,400	32,091,176
Singapore Post Ltd.(a)	10,218,300	3,368,547
Singapore Technologies Engineering Ltd.	9,319,800	27,376,739
Singapore Telecommunications Ltd.	48,171,700	83,542,937
Starhill Global REIT	11,215,200	3,902,582
StarHub Ltd.	4,322,600	3,695,849
Suntec REIT(a)	12,901,900	10,171,646
UMS Holdings Ltd.(a)	3,220,000	3,161,530
United Overseas Bank Ltd.	7,440,800	165,117,198
UOL Group Ltd.	2,690,600	11,488,185
Venture Corp. Ltd.(a)	1,671,500	17,709,932
Wilmar International Ltd.	11,188,300	26,298,910
Yangzijiang Financial Holding Ltd.(a)	14,739,300	3,401,252
Yangzijiang Shipbuilding Holdings Ltd.	16,023,000	20,567,308
Yanlord Land Group Ltd.(a)(b)	6,534,400	2,144,176
		1,630,974,241
Spain — 22.8%
Acciona SA	141,722	16,383,929
Acerinox SA	1,103,181	11,885,253

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
ACS Actividades de Construccion y Servicios SA	1,324,656	$53,053,071
Aena SME SA(d)	434,341	79,154,121
Almirall SA	463,966	4,234,429
Amadeus IT Group SA	2,654,811	168,511,276
Applus Services SA	884,153	11,964,449
Atresmedia Corp. de Medios de Comunicacion SA	763,280	3,833,288
Audax Renovables SA(b)	756,430	1,369,117
Banco Bilbao Vizcaya Argentaria SA	34,455,765	372,603,715
Banco de Sabadell SA	32,105,888	61,328,783
Banco Santander SA	95,272,166	463,559,298
Bankinter SA	3,926,807	31,038,111
CaixaBankSA	22,456,435	118,425,281
Cellnex Telecom SA(d)	2,720,019	89,909,402
Cia. de Distribucion Integral Logista Holdings SA	355,302	9,664,006
Cie. Automotive SA	363,727	9,614,352
Construcciones y Auxiliar de Ferrocarriles SA	161,804	5,538,857
Distribuidora Internacional de Alimentacion SA(b)	11,690,433	159,693
eDreams ODIGEO SA(b)	276,259	1,880,976
Enagas SA	815,479	11,959,827
Ence Energia y Celulosa SA	1,023,353	3,644,825
Endesa SA	1,869,624	34,093,796
Faes Farma SA	2,336,278	8,477,230
Ferrovial SE	3,029,259	108,948,403
Fluidra SA	559,223	11,837,724
Gestamp Automocion SA(d)	1,190,310	3,566,643
Global Dominion Access SA(d)	416,336	1,556,051
Grenergy Renovables SA(a)(b)	85,557	2,498,290
Grifols SA(a)(b)	1,757,156	16,082,285
Iberdrola SA	36,316,217	445,294,062
Indra Sistemas SA(a)	977,822	18,692,851
Industria de Diseno Textil SA	6,426,176	292,589,832
Inmobiliaria Colonial SOCIMI SA	1,688,709	9,876,746
Laboratorios Farmaceuticos Rovi SA	122,308	10,976,393
Lar Espana Real Estate SOCIMI SA	718,008	5,233,546
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,711,645	4,008,602
Mapfre SA	5,345,828	12,897,162
Melia Hotels International SA(b)	740,886	5,761,381
Merlin Properties SOCIMI SA	1,874,008	21,080,994
Neinor Homes SA(b)(d)	311,904	3,495,073
Pharma Mar SA	90,025	2,911,340
Prosegur Cash SA(d)	207,254	115,236
Prosegur Cia. de Seguridad SA	1,186,655	2,103,956
Redeia Corp. SA	1,672,728	27,923,860
Repsol SA	7,296,241	114,522,370
Sacyr SA	3,211,495	11,165,824
Solaria Energia y Medio Ambiente SA(b)	507,834	5,167,261
Tecnicas Reunidas SA(a)(b)	348,643	3,458,680
Telefonica SA	28,135,588	126,036,058
Unicaja Banco SA(d)	9,392,968	12,269,607
Vidrala SA	119,276	12,542,377
Viscofan SA	224,002	14,241,888
		2,879,141,580
Sweden — 30.2%
AAK AB	1,065,407	27,403,903
AcadeMedia AB(d)	196,308	901,345
AddLife AB, Class B	651,845	5,996,737
Addnode Group AB, Class B	451,078	4,645,260
Security	Shares	Value

Sweden (continued)
AddTech AB, Class B	1,526,235	$31,729,969
AFRY AB	616,946	9,691,427
Alfa Laval AB	1,704,280	72,559,296
Alleima AB, NVS	1,204,241	7,484,791
Arjo AB, Class B	1,444,127	6,061,000
Assa Abloy AB, Class B	5,976,831	157,916,266
Atlas Copco AB, Class A	16,006,318	280,367,990
Atlas Copco AB, Class B	9,074,179	136,060,207
Atrium Ljungberg AB, Class B	325,326	5,768,275
Attendo AB(d)	796,173	3,019,857
Avanza Bank Holding AB	742,129	15,903,845
Axfood AB	641,231	16,588,298
Beijer Ref AB, Class B	2,292,035	32,302,468
Betsson AB	733,089	8,103,118
Better Collective A/S(a)(b)	219,288	5,879,968
Bilia AB, Class A	508,871	6,391,400
Billerud Aktiebolag	1,298,006	10,765,187
BioArctic AB, Class B(a)(b)(d)	210,267	3,700,027
BioGaia AB, Class B	571,112	6,081,521
Biotage AB	414,499	6,254,252
Boliden AB	1,603,635	52,702,971
BoneSupport Holding AB(b)(d)	324,486	6,593,917
Boozt AB(b)(d)	327,449	3,758,693
Bravida Holding AB(d)	1,449,118	9,798,778
Bufab AB	142,359	4,330,393
Bure Equity AB	304,178	9,523,381
Calliditas Therapeutics AB, Class B(a)(b)	239,567	2,391,235
Camurus AB(b)	172,112	7,718,130
Castellum AB(a)(b)	2,292,760	27,242,476
Catena AB	183,315	8,022,740
Cibus Nordic Real Estate AB	222,762	2,901,276
Clas Ohlson AB, Class B	194,604	2,348,543
Cloetta AB, Class B	1,491,263	2,220,646
Coor Service Management Holding AB(d)	453,845	1,973,454
Corem Property Group AB, Class B	3,338,031	2,479,950
Creades AB, Class A	246,519	1,559,888
Dios Fastigheter AB	365,667	2,793,822
Dometic Group AB(d)	1,864,192	13,321,739
Electrolux AB, Class B(b)	1,329,643	11,561,559
Electrolux Professional AB, Class B	1,713,276	11,062,472
Elekta AB, Class B	2,196,582	15,641,482
Embracer Group AB, Class B(a)(b)	4,494,863	11,223,741
Engcon AB(a)	231,121	1,912,656
Epiroc AB	4,001,969	73,985,848
Epiroc AB, Class B	2,189,414	36,291,673
EQT AB	2,198,564	59,315,829
Essity AB, Class B	3,624,320	90,425,855
Evolution AB(d)	1,087,015	120,099,013
Fabege AB	1,493,088	11,419,596
Fastighets AB Balder, Class B(b)	3,804,507	23,980,965
Fortnox AB	2,875,825	16,757,254
Getinge AB, Class B	1,356,508	28,557,777
Granges AB	690,046	8,148,333
H & M Hennes & Mauritz AB, Class B	3,815,678	60,649,429
Hemnet Group AB	517,825	13,457,588
Hexagon AB, Class B	12,296,903	128,637,548
Hexatronic Group AB(a)	965,953	2,944,821
Hexpol AB	1,620,734	18,338,820
HMS Networks AB	141,430	5,241,469
Holmen AB, Class B	545,085	21,229,575
Hufvudstaden AB, Class A	725,878	8,431,437
Husqvarna AB, Class B	2,400,929	19,474,426

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Industrivarden AB, Class A	781,732	$25,174,524
Industrivarden AB, Class C(a)	912,431	29,334,495
Indutrade AB	1,618,371	37,231,604
Instalco AB	1,227,695	4,322,717
Intrum AB(a)	472,692	1,105,686
Investment AB Latour, Class B	884,799	21,319,767
Investor AB, Class B	10,273,121	251,616,908
INVISIO AB	220,549	4,824,258
Inwido AB	469,518	5,782,758
JM AB	369,003	6,248,994
Kambi Group PLC(b)	149,171	1,349,238
Kindred Group PLC	1,345,437	15,114,252
Kinnevik AB, Class B(b)	1,414,375	14,720,828
L E Lundbergforetagen AB, Class B	449,326	22,146,302
Lifco AB, Class B	1,390,647	33,693,406
Lindab International AB	487,355	9,790,125
Loomis AB, Class B	449,277	11,482,061
Medicover AB, Class B	364,006	5,702,569
MEKO AB	293,424	2,998,035
Millicom International Cellular SA, SDR(b)	913,979	18,753,525
MIPS AB	158,206	5,312,691
Modern Times Group MTG AB, Class B(b)	533,162	4,567,326
Munters Group AB(d)	745,512	14,863,540
Mycronic AB	462,262	16,088,566
NCAB Group AB	733,178	4,766,492
NCC AB, Class B	529,099	6,435,092
New Wave Group AB, Class B	534,796	4,870,014
Nibe Industrier AB, Class B	8,977,248	41,423,006
Nolato AB, Class B	1,339,772	6,574,245
Nordnet AB publ.	777,132	13,816,534
Norion Bank AB(b)	133,157	491,925
Note AB(a)(b)	104,442	1,320,443
NP3 Fastigheter AB	154,887	3,260,661
Nyfosa AB	1,107,314	9,579,156
OX2 AB, Class B(a)(b)	754,170	2,720,650
Pandox AB, Class B	540,818	8,363,438
Paradox Interactive AB	202,628	3,063,543
Peab AB, Class B	1,132,942	6,906,802
Platzer Fastigheter Holding AB, Class B	348,121	2,814,136
Ratos AB, Class B	1,346,093	4,672,046
Rvrc Holding AB	210,936	1,193,109
Saab AB, Class B	472,626	37,417,192
Sagax AB, Class B	1,200,869	30,072,239
Samhallsbyggnadsbolaget i Norden AB(a)	6,460,518	2,317,137
Sandvik AB	6,299,670	125,574,682
Scandic Hotels Group AB(a)(b)(d)	846,063	4,435,817
Sdiptech AB, Class B(b)	162,208	4,133,116
Sectra AB, Class B	801,412	15,768,891
Securitas AB, Class B	2,838,202	28,443,327
Sinch AB(b)(d)	3,960,038	8,953,578
Skandinaviska Enskilda Banken AB, Class A	9,270,762	121,413,801
Skanska AB, Class B	2,015,101	34,616,025
SKF AB, Class B	2,019,207	41,510,980
SkiStar AB	151,115	2,093,328
SSAB AB, Class A	1,287,944	7,231,968
SSAB AB, Class B	3,872,943	21,671,277
Stillfront Group AB(b)	3,063,526	2,911,371
Storskogen Group AB	7,964,058	4,266,791
Surgical Science Sweden AB(b)	200,677	2,842,610
Svenska Cellulosa AB SCA, Class B	3,574,523	52,385,558
Svenska Handelsbanken AB, Class A	8,537,541	73,212,169
Svolder AB	536,081	2,983,219
Security	Shares	Value

Sweden (continued)
Sweco AB, Class B	1,260,016	$13,496,921
Swedbank AB, Class A	4,990,957	95,438,396
SwedenCare AB	525,258	2,697,688
Swedish Orphan Biovitrum AB(b)	1,159,472	30,027,341
Synsam AB	425,198	1,951,533
Tele2 AB, Class B	3,206,073	29,903,231
Telefonaktiebolaget LM Ericsson, Class B	17,256,424	87,574,366
Telia Co. AB	14,314,624	32,744,357
Thule Group AB(d)	639,859	18,063,072
Trelleborg AB, Class B	1,366,496	48,158,638
Troax Group AB	136,471	2,745,678
Truecaller AB(a)(b)	1,384,252	4,398,494
Vimian Group AB(a)(b)	989,414	2,720,341
Vitec Software Group AB, Class B	179,699	8,595,844
Vitrolife AB	449,740	6,717,271
Volvo AB, Class A	1,139,925	30,021,344
Volvo AB, Class B	8,916,439	226,951,721
Volvo Car AB(a)(b)	4,385,170	13,612,587
Wallenstam AB, Class B	2,335,232	10,322,737
Wihlborgs Fastigheter AB	1,759,638	14,738,089
Xvivo Perfusion AB(b)	102,183	3,476,607
Yubico AB(b)	183,359	3,221,362
		3,819,695,766
Switzerland — 75.1%
ABB Ltd., Registered	9,468,434	460,056,412
Accelleron Industries AG, NVS	563,773	21,918,792
Adecco Group AG, Registered	937,073	32,781,118
Alcon Inc.	2,946,839	225,954,116
Allreal Holding AG, Registered	81,588	13,176,643
ALSO Holding AG, Registered	34,771	8,564,694
ams-OSRAM AG(b)	6,000,690	7,207,173
Arbonia AG	374,396	4,944,430
Aryzta AG(b)	5,982,172	11,325,656
Autoneum Holding AG(a)	23,068	3,684,721
Avolta AG, Registered(b)	616,382	23,309,615
Bachem Holding AG	202,124	17,536,633
Baloise Holding AG, Registered	261,591	39,529,761
Banque Cantonale Vaudoise, Registered	173,258	18,118,378
Barry Callebaut AG, Registered	20,887	33,752,813
Basilea Pharmaceutica AG, Registered(b)	96,256	4,131,213
Belimo Holding AG, Registered	58,905	27,254,597
Bell Food Group AG, Registered	12,623	3,659,537
BKW AG	138,414	20,545,887
Bossard Holding AG, Class A, Registered	42,065	9,564,818
Bucher Industries AG, Registered	45,393	17,442,435
Burckhardt Compression Holding AG	22,594	14,390,664
Burkhalter Holding AG	40,833	4,477,527
Bystronic AG, Registered	8,319	3,699,892
Cembra Money Bank AG	175,639	13,427,641
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	6,152	70,864,623
Chocoladefabriken Lindt & Spruengli AG, Registered	579	66,818,134
Cie. Financiere Richemont SA, Class A, Registered	3,180,222	439,592,637
Clariant AG, Registered	1,240,608	18,560,506
Coltene Holding AG, Registered	14,765	824,901
Comet Holding AG, Registered	49,723	15,690,144
COSMO Pharmaceuticals NV	63,859	5,022,579
Daetwyler Holding AG, Bearer	50,313	10,453,939
DKSH Holding AG	208,859	13,611,197
DocMorris AG(a)(b)	66,995	5,909,038

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
dormakaba Holding AG	19,961	$10,623,784
Dottikon Es Holding AG(a)(b)	15,396	4,019,625
EFG International AG	674,730	7,845,459
Emmi AG, Registered	13,825	13,449,808
EMS-Chemie Holding AG, Registered	41,841	33,382,226
Flughafen Zurich AG, Registered	117,819	23,587,458
Forbo Holding AG, Registered	6,494	7,500,509
Galenica AG(d)	305,760	23,396,229
Geberit AG, Registered	200,367	106,952,140
Georg Fischer AG	478,382	33,388,906
Givaudan SA, Registered	54,640	233,682,636
Gurit Holding AG(a)	7,165	459,869
Helvetia Holding AG, Registered	210,088	27,480,671
Holcim AG	3,062,604	256,363,543
Huber + Suhner AG, Registered	124,635	9,914,673
Implenia AG, Registered	108,645	3,972,763
Inficon Holding AG, Registered	9,735	13,535,537
Interroll Holding AG, Registered	3,682	11,849,712
Intershop Holding AG	48,405	6,486,126
Julius Baer Group Ltd.	1,221,699	65,554,351
Kardex Holding AG, Registered	32,672	8,644,432
Komax Holding AG, Registered	29,099	5,005,942
Kuehne + Nagel International AG, Registered	320,728	84,767,275
Landis+Gyr Group AG	149,570	11,065,787
LEM Holding SA, Registered	2,235	3,807,463
Leonteq AG(a)	31,474	826,867
Logitech International SA, Registered	977,388	76,096,668
Lonza Group AG, Registered	440,573	243,193,312
Medacta Group SA(d)	30,842	3,737,611
Medmix AG(d)	134,609	2,211,146
Meyer Burger Technology AG(a)(b)	122,622,302	1,521,223
Mobilezone Holding AG, Registered	502,779	7,191,977
Mobimo Holding AG, Registered	50,414	14,113,066
Montana Aerospace AG(a)(b)(d)	109,768	2,121,380
Nestle SA, Registered	15,770,521	1,583,362,796
Novartis AG, Registered	12,094,005	1,173,813,602
OC Oerlikon Corp. AG, Registered(a)	1,261,285	5,456,969
Orior AG	36,637	2,618,335
Partners Group Holding AG	133,914	172,289,205
PolyPeptide Group AG(a)(b)(d)	81,923	2,703,015
PSP Swiss Property AG, Registered	267,569	33,077,245
Rieter Holding AG, Registered	24,890	3,479,425
Roche Holding AG, Bearer	180,662	47,524,653
Roche Holding AG, NVS	4,157,214	996,127,487
Sandoz Group AG(b)	2,414,991	82,078,045
Schindler Holding AG, Participation Certificates, NVS	239,717	59,750,948
Schindler Holding AG, Registered	140,050	34,123,708
Schweiter Technologies AG, NVS(a)	6,802	3,055,998
Sensirion Holding AG(a)(b)(d)	44,742	2,937,328
SFS Group AG	125,743	14,913,997
SGS SA	887,409	78,141,358
Siegfried Holding AG, Registered	25,819	24,672,181
SIG Group AG	1,806,794	36,105,798
Sika AG, Registered	904,321	257,244,405
SKAN Group AG	58,405	5,197,203
Softwareone Holding AG	643,968	10,950,509
Sonova Holding AG, Registered	305,382	84,417,395
St. Galler Kantonalbank AG, Class A, Registered	16,805	8,646,552
Stadler Rail AG	343,909	10,202,799
Straumann Holding AG	667,269	88,705,102
Security	Shares	Value

Switzerland (continued)
Sulzer AG, Registered	133,182	$16,131,015
Swatch Group AG (The), Bearer	173,053	36,360,382
Swatch Group AG (The), Registered	304,596	12,628,384
Swiss Life Holding AG, Registered	172,604	116,465,515
Swiss Prime Site AG, Registered	442,339	40,842,411
Swiss Re AG	1,768,275	192,220,978
Swisscom AG, Registered	151,362	83,038,191
Swissquote Group Holding SA, Registered	83,904	22,693,876
Tecan Group AG, Registered	77,207	27,237,559
Temenos AG, Registered	376,101	23,396,265
TX Group AG(a)	5,310	826,032
u-blox Holding AG	52,452	4,852,209
UBS Group AG, Registered	19,411,486	509,809,057
Valiant Holding AG, Registered	110,431	12,902,137
VAT Group AG(d)	161,310	80,309,904
Vetropack Holding AG, Class A, Registered	48,272	1,633,135
Vontobel Holding AG, Registered(a)	191,522	10,750,542
Ypsomed Holding AG, Registered	36,088	12,863,215
Zehnder Group AG, Registered	94,618	5,516,534
Zurich Insurance Group AG	856,443	414,558,085
		9,492,184,522
United Kingdom — 134.1%
3i Group PLC	5,759,052	205,756,188
4imprint Group PLC	159,210	12,305,048
888 Holdings PLC(b)	2,181,930	2,312,013
abrdn PLC	11,412,613	20,811,824
Admiral Group PLC	1,536,157	52,286,388
Advanced Medical Solutions Group PLC	2,058,177	4,870,980
AG Barr PLC	660,093	4,699,258
Airtel Africa PLC(d)	5,328,252	7,358,065
AJ Bell PLC	1,581,111	6,391,317
Alpha Financial Markets Consulting PLC	639,633	2,677,499
Alpha Group International PLC	176,444	4,730,545
Alphawave IP Group PLC(a)(b)	1,742,787	2,778,745
Anglo American PLC	7,505,113	245,248,029
Antofagasta PLC	2,319,812	63,636,566
AO World PLC(a)(b)	2,223,389	2,919,376
Ascential PLC(a)(b)	2,611,726	10,154,773
Ashmore Group PLC	2,486,507	6,008,967
Ashtead Group PLC	2,590,864	188,127,557
Ashtead Technology Holdings PLC	285,958	2,919,295
ASOS PLC(a)(b)	422,210	1,764,203
Associated British Foods PLC	2,058,140	68,119,661
Assura PLC	16,554,826	8,475,565
Aston Martin Lagonda Global Holdings PLC(b)(d)	2,276,790	4,203,081
AstraZeneca PLC	9,158,980	1,385,285,333
Atalaya Mining PLC	611,835	3,398,285
Auction Technology Group PLC(a)(b)	521,728	3,228,217
Auto Trader Group PLC(d)	5,419,018	46,980,063
Aviva PLC	15,615,778	90,667,527
B&M European Value Retail SA	5,907,787	38,126,312
Babcock International Group PLC	1,488,722	9,420,677
BAE Systems PLC	17,869,875	297,215,646
Balanced Commercial Property Trust Ltd.	3,413,542	3,318,475
Balfour Beatty PLC	3,537,021	16,040,319
Bank of Georgia Group PLC	211,445	14,158,155
BarclaysPLC	89,873,711	226,597,899
Barratt Developments PLC	6,038,555	34,118,559
Beazley PLC	3,906,683	32,322,973
Bellway PLC	702,249	22,068,716
Berkeley Group Holdings PLC	638,970	37,523,903

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Big Yellow Group PLC	1,039,160	$13,979,114
Bodycote PLC	1,119,020	9,625,473
boohoo Group PLC(a)(b)	5,832,177	2,435,515
BP PLC	101,096,902	651,633,939
Breedon Group PLC	1,648,503	7,407,247
Bridgepoint Group PLC(d)	986,097	2,790,817
British American Tobacco PLC	11,835,225	347,438,081
British Land Co. PLC (The)	5,139,051	24,781,257
Britvic PLC	1,457,964	16,078,041
BT Group PLC	39,414,600	50,403,524
Bunzl PLC	1,998,028	76,619,965
Burberry Group PLC	2,227,108	31,866,879
Burford Capital Ltd.	1,167,891	18,095,796
Bytes Technology Group PLC	1,137,893	6,921,071
C&C Group PLC	2,383,462	4,885,575
Capita PLC(a)(b)	9,775,112	1,641,628
Capital & Counties Properties PLC	9,414,399	15,758,762
Carnival PLC(b)	835,617	11,204,369
Centamin PLC	7,603,564	11,481,934
Central Asia Metals PLC	348,908	909,240
Centrica PLC	32,611,274	52,056,450
Ceres Power Holdings PLC(a)(b)	711,953	1,591,532
Chemring Group PLC	1,539,456	7,213,603
Clarkson PLC	146,226	7,098,545
Close Brothers Group PLC	830,547	4,726,187
CLS Holdings PLC	977,039	1,006,011
Coats Group PLC	9,452,288	9,626,053
Coca-Cola HBC AG, Class DI	1,285,547	41,495,810
Compass Group PLC	10,125,424	281,625,590
Computacenter PLC	536,401	17,197,274
ConvaTec Group PLC(d)	9,613,913	29,911,875
Craneware PLC	147,142	3,916,246
Cranswick PLC	310,066	16,652,187
Crest Nicholson Holdings PLC	1,879,448	4,338,455
CRH PLC	4,116,631	318,795,116
Croda International PLC	822,458	47,107,558
Currys PLC(a)(b)	5,740,828	4,429,377
Custodian Property Income REIT PLC	2,329,655	2,144,639
CVS Group PLC(a)	474,907	5,809,583
Darktrace PLC(a)(b)	2,070,055	15,452,650
DCC PLC	583,386	39,839,825
Deliveroo PLC, Class A(b)(d)	5,491,168	9,180,673
Derwent London PLC	573,636	14,737,140
Diageo PLC	13,208,213	456,471,496
Diploma PLC	801,480	36,227,360
Direct Line Insurance Group PLC	7,696,773	17,869,620
DiscoverIE Group PLC	541,082	4,722,316
Diversified Energy Co. PLC(a)	288,837	4,021,389
Domino's Pizza Group PLC	2,463,189	9,985,468
Dowlais Group PLC	7,786,952	7,914,466
Dr. Martens PLC	3,744,979	3,553,675
DraxGroupPLC	2,487,280	16,099,342
DS Smith PLC	8,154,641	35,525,952
Dunelm Group PLC	665,247	8,380,619
easyJet PLC	1,744,125	11,682,234
Elementis PLC(b)	3,788,353	6,661,173
Empiric Student Property PLC	1,900,138	2,135,243
Endeavour Mining PLC	1,077,174	22,807,135
Energean PLC	906,381	12,503,557
Entain PLC	3,772,710	36,807,338
Essentra PLC	1,786,097	3,941,390
ExperianPLC	5,431,535	219,075,240
Security	Shares	Value

United Kingdom (continued)
FD Technologies PLC(a)(b)	101,402	$1,619,314
Ferrexpo PLC(b)	1,746,328	1,110,701
Fevertree Drinks PLC	590,279	8,356,818
Firstgroup PLC	4,107,526	8,321,044
Flutter Entertainment PLC(b)	1,047,921	194,136,688
Forterra PLC(d)	797,363	1,639,984
Frasers Group PLC(b)	1,159,653	11,801,302
Future PLC	675,705	5,578,230
Games Workshop Group PLC	196,995	24,347,430
Gamma Communications PLC	505,363	8,259,712
GB Group PLC	1,444,504	5,194,733
Genuit Group PLC	1,406,665	7,602,658
Genus PLC	393,924	8,858,957
Glencore PLC	61,511,561	357,908,728
Grafton Group PLC	1,269,639	14,933,784
Grainger PLC	4,366,178	13,994,020
Great Portland Estates PLC	1,609,839	7,885,372
Greatland Gold PLC(b)	25,220,906	1,906,645
Greencore Group PLC(b)	3,004,322	4,914,560
Greggs PLC	619,781	20,974,604
GSK PLC	24,231,319	502,725,021
Haleon PLC	40,219,150	169,859,129
Halfords Group PLC	1,472,169	2,764,607
Halma PLC	2,254,504	61,788,827
Hammerson PLC	22,654,665	7,711,137
Harbour Energy PLC	3,660,953	13,082,337
Hargreaves Lansdown PLC	2,072,309	20,941,376
Hays PLC	8,818,825	10,127,068
Helios Towers PLC(b)	4,147,717	5,064,385
Hikma Pharmaceuticals PLC	961,393	23,083,595
Hill & Smith PLC	463,840	10,887,356
Hiscox Ltd.	2,013,237	30,874,739
Hochschild Mining PLC(b)	1,766,500	3,409,983
Hollywood Bowl Group PLC	678,047	2,893,372
Home REIT PLC(b)(c)	4,179,974	1,391,169
Howden Joinery Group PLC	3,269,525	35,587,853
HSBC Holdings PLC	113,405,615	982,994,290
Hunting PLC	1,064,247	4,730,098
Ibstock PLC(d)	2,616,508	4,825,730
IG Group Holdings PLC	2,319,719	21,645,877
IMI PLC	1,533,976	33,414,142
Impact Healthcare REIT PLC, Class B	1,850,823	1,940,352
Impax Asset Management Group PLC	479,577	2,669,683
Imperial Brands PLC	5,035,035	115,051,300
Inchcape PLC	2,205,874	21,985,774
Indivior PLC, NVS(b)	772,489	13,867,226
Informa PLC	8,158,725	80,770,458
IntegraFin Holdings PLC	1,750,196	6,518,109
InterContinental Hotels Group PLC	994,402	96,987,943
Intermediate Capital Group PLC	1,682,714	43,858,093
International Distributions Services PLC(b)	4,280,962	14,425,100
Intertek Group PLC	959,189	59,034,750
Investec PLC	3,867,719	24,499,228
IP Group PLC	5,612,845	3,362,988
ITM Power PLC(a)(b)	2,642,435	1,689,421
ITV PLC	20,962,172	18,391,746
IWG PLC(b)	4,376,618	10,104,621
J D Wetherspoon PLC(b)	563,150	5,098,192
J Sainsbury PLC	9,828,934	32,240,640
JD Sports Fashion PLC	15,342,228	21,965,078
JET2 PLC	963,077	17,222,359
John Wood Group PLC(b)	4,058,929	7,526,604

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Johnson Matthey PLC	1,036,902	$22,751,808
Johnson Service Group PLC	2,431,325	3,937,329
JTC PLC(d)	814,393	8,703,747
Judges Scientific PLC(a)	32,366	4,529,609
Jupiter Fund Management PLC	2,775,309	2,675,226
Just Group PLC	6,113,652	7,861,947
Kainos Group PLC	493,252	6,046,326
Keller Group PLC	494,097	6,779,509
Keywords Studios PLC	436,196	6,228,522
Kier Group PLC	2,198,619	3,678,180
Kingfisher PLC	10,992,484	33,860,408
Lancashire Holdings Ltd.	1,359,037	10,358,928
Land Securities Group PLC	4,169,727	33,699,970
Learning Technologies Group PLC(a)	3,305,090	3,024,614
Legal & General Group PLC	34,515,477	101,320,164
Liontrust Asset Management PLC	327,002	2,758,086
Lloyds Banking Group PLC	374,791,941	241,884,221
London Stock Exchange Group PLC	2,479,810	273,374,446
LondonMetric Property PLC	11,813,821	28,836,504
M&G PLC	12,564,511	31,455,599
Man Group PLC/Jersey	7,440,914	23,862,280
Marks & Spencer Group PLC	11,581,228	36,897,118
Marlowe PLC(a)(b)	453,981	2,779,633
Marshalls PLC	1,439,189	4,811,089
Melrose Industries PLC	7,841,656	61,606,631
Mitchells & Butlers PLC(b)	1,392,503	4,192,671
Mitie Group PLC	7,083,606	10,356,046
Mobico Group PLC	3,032,873	2,099,509
Molten Ventures PLC(a)(b)	841,792	2,939,952
Mondi PLC, NVS	2,610,664	49,552,144
Moneysupermarket.com Group PLC	3,023,134	8,099,548
Moonpig Group PLC(b)	1,551,346	3,018,808
Morgan Advanced Materials PLC	2,060,305	8,083,787
Morgan Sindall Group PLC	199,362	5,621,145
National Grid PLC	21,909,614	287,391,783
NatWest Group PLC, NVS	33,657,597	127,036,602
NCC Group PLC	1,598,129	2,707,854
Network International Holdings PLC(b)(d)	2,955,895	14,522,996
Next 15 Group PLC	459,429	5,149,494
Next PLC	738,146	82,788,963
Ninety One PLC	2,370,947	4,931,152
NMC Health PLC, NVS(c)	475,795	6
Ocado Group PLC(a)(b)	3,426,190	15,000,622
OSB Group PLC	2,374,334	12,158,262
Oxford Instruments PLC	310,083	8,703,215
Oxford Nanopore Technologies PLC(a)(b)	3,125,108	3,840,547
Pagegroup PLC	1,942,170	10,792,701
Pan African Resources PLC(a)	9,456,584	2,859,587
Paragon Banking Group PLC	1,657,040	14,777,662
Pearson PLC	3,749,464	45,495,361
Penno Group PLC	1,651,065	13,729,854
Persimmon PLC	1,891,606	30,630,829
Pets at Home Group PLC	2,890,054	10,552,123
Phoenix Group Holdings PLC	4,360,560	26,558,884
Picton Property Income Ltd.	1,204,811	992,964
Playtech PLC(b)	1,374,152	9,100,481
Plus500 Ltd.	573,072	15,501,436
Polar Capital Holdings PLC	489,602	3,316,490
Premier Foods PLC	3,238,512	6,547,533
Primary Health Properties PLC	7,781,652	8,906,824
PRS REIT PLC (The)	3,084,642	3,040,162
Prudential PLC	16,157,855	140,530,483
Security	Shares	Value

United Kingdom (continued)
PZ Cussons PLC	1,862,215	$2,349,346
QinetiQ Group PLC	3,429,790	14,637,276
Quilter PLC(d)	8,436,696	11,575,198
Rank Group PLC(b)	1,128,079	1,174,349
Rathbones Group PLC	320,619	6,527,990
Reckitt Benckiser Group PLC	4,223,675	236,133,008
Redde Northgate PLC	1,588,462	7,596,019
Redrow PLC	1,622,034	13,041,071
RELX PLC	11,151,288	458,171,548
Renewi PLC(b)	374,503	2,634,616
Renishaw PLC	219,122	11,298,322
Rentokil Initial PLC	14,920,563	75,318,595
RHI Magnesita NV	162,260	7,339,623
Rightmove PLC	4,855,775	31,105,124
Rio Tinto PLC	6,559,978	443,852,865
Rolls-Royce Holdings PLC(b)	49,762,228	255,181,895
Rotork PLC	4,863,884	19,552,493
RS GROUP PLC	2,748,529	25,178,747
RWS Holdings PLC	1,751,571	3,772,093
Safestore Holdings PLC	1,448,435	13,959,812
Sage Group PLC (The)	5,981,146	86,731,983
Savills PLC	956,594	12,933,278
Schroders PLC	5,086,627	22,300,189
Segro PLC	7,593,119	79,865,354
Serco Group PLC	6,867,231	15,720,300
Serica Energy PLC(a)	1,538,263	3,561,960
Severn Trent PLC	1,605,357	49,483,965
Shell PLC	38,438,216	1,366,424,621
SIG PLC(b)	3,812,451	1,245,746
Sirius Real Estate Ltd.	6,819,982	8,294,912
Smith & Nephew PLC	5,181,468	62,776,831
Smiths Group PLC	2,034,484	41,015,111
Softcat PLC	843,315	16,506,465
Spectris PLC	596,198	24,660,626
Spirax-Sarco Engineering PLC	439,129	48,320,616
Spire Healthcare Group PLC(d)	1,080,792	3,321,705
Spirent Communications PLC	3,706,620	8,959,924
SSE PLC	6,446,376	133,996,914
SSP Group PLC	4,631,936	11,332,942
St. James's Place PLC	3,193,362	17,280,226
Standard Chartered PLC	13,579,304	116,667,110
SThree PLC	714,964	3,778,212
Supermarket Income REIT PLC	6,884,735	6,219,152
Target Healthcare REIT PLC	3,479,336	3,370,772
Tate & Lyle PLC	2,332,032	19,203,200
Taylor Wimpey PLC	20,743,883	33,991,395
TBC Bank Group PLC	233,202	10,082,357
Team17 Group PLC(b)	634,853	2,062,530
Telecom Plus PLC	508,829	11,034,757
Tesco PLC	42,059,133	155,285,194
THG PLC, Class B(a)(b)	4,925,099	3,882,640
TI Fluid Systems PLC(d)	1,508,006	2,594,567
TP ICAP Group PLC	4,726,186	12,234,379
Trainline PLC(b)(d)	2,685,375	10,012,844
Travis Perkins PLC	1,225,192	11,468,173
Tritax Big Box REIT PLC	11,339,298	21,418,063
Trustpilot Group PLC(b)(d)	1,643,639	3,906,345
TUI AG(b)	2,545,392	17,875,287
Tullow Oil PLC(b)	6,875,586	3,118,674
Tyman PLC	808,645	3,809,368
UK Commercial Property REIT Ltd.	2,815,830	2,363,405
Unilever PLC	14,752,333	763,150,090

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
UNITE Group PLC (The)	2,217,139	$25,631,320
United Utilities Group PLC	4,059,537	52,916,759
Urban Logistics REIT PLC	2,629,282	3,804,516
Vanquis Banking Group PLC	1,427,669	854,509
Vesuvius PLC	1,312,286	7,835,344
Victoria PLC(a)(b)	511,363	1,245,999
Victrex PLC	490,069	7,752,551
Virgin Money UK PLC	7,279,822	19,356,175
Vistry Group PLC	1,958,809	29,097,351
Vodafone Group PLC	134,046,185	113,041,337
Volex PLC	692,118	2,776,124
Volution Group PLC	1,076,230	5,801,408
Warehouse REIT PLC	1,435,508	1,430,303
Watches of Switzerland Group PLC(a)(b)(d)	1,410,353	5,915,842
Weir Group PLC (The)	1,519,486	38,773,275
WH Smith PLC	774,557	10,594,612
Whitbread PLC	1,155,611	45,545,847
Wickes Group PLC	1,307,699	2,379,156
Wise PLC, Class A(b)	3,609,229	34,686,293
Workspace Group PLC	794,983	4,913,822
WPP PLC	6,278,947	62,934,909
Yellow Cake PLC(b)(d)	1,333,068	10,701,965
YouGov PLC	582,862	6,336,343
Young & Co's Brewery PLC, Series A, Class A(a)	179,928	2,212,318
		16,940,129,285
Total Common Stocks — 879.5%
(Cost: $97,626,203,463)		111,097,731,949

Preferred Stocks

Germany — 3.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	390,044	40,077,682
Dr Ing hc F Porsche AG, Preference Shares, NVS(d)	681,575	60,678,189
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	63,569	3,385,546
Einhell Germany AG, Preference Shares, NVS	1,029	177,022
FUCHS SE, Preference Shares, NVS	412,861	19,280,321
Henkel AG & Co. KGaA, Preference Shares, NVS	1,051,587	83,539,902
Jungheinrich AG, Preference Shares, NVS	302,837	11,260,684
Porsche Automobil Holding SE, Preference Shares, NVS	928,752	47,321,293
Sartorius AG, Preference Shares, NVS	155,332	46,437,442
Schaeffler AG, Preference Shares, NVS	627,925	3,674,445
Sixt SE, Preference Shares, NVS	85,449	5,912,883
STO SE & Co. KGaA, Preference Shares, NVS	9,630	1,653,842
Volkswagen AG, Preference Shares, NVS	1,220,163	149,476,191
		472,875,442
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	165,060	4,237,172

Total Preferred Stocks — 3.8%
(Cost: $555,748,322)		477,112,614
Security	Shares	Value

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable
06/20/22, 1 Share for 1 Warrant, Expires
07/08/24, Strike Price AUD 10.00)	53,565	$—

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21,
1 Share for 1 Warrant, Expires 08/31/30,
Strike Price EUR 0.001)(a)	127,842	2

Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable
06/30/17, 1 Share for 1 Warrant, Expires
03/31/25, Strike Price EUR 0.001)(a)(b)(c)	1,476,448	16

Total Warrants — 0.0%
(Cost: $—)		18

Total Long-Term Investments — 883.3%
(Cost: $98,181,951,785)		111,574,844,581

Short-Term Securities

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(g)(h)(i)	724,669,962	724,887,363
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(g)(h)	14,280,000	14,280,000

Total Short-Term Securities — 5.9%
(Cost: $738,916,012)		739,167,363

Total Investments — 889.2%
(Cost: $98,920,867,797)		112,314,011,944

Liabilities in Excess of Other Assets — (789.2)%		(99,682,531,236)

Net Assets — 100.0%		$12,631,480,708

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Rounds to less than 1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$721,911,207	$3,001,662	(a)	$—	$83,698	$(109,204)	$724,887,363	724,669,962	$10,319,632	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,520,000	5,760,000	(a)	—	—	—	14,280,000	14,280,000	1,660,930		—
					$83,698	$(109,204)	$739,167,363		$11,980,562		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1,627	06/13/24	$281,728	$1,559,345
SPI 200 Index	1,099	06/20/24	135,014	(2,334,226)
Euro STOXX 50 Index	7,440	06/21/24	386,800	(7,553,759)
FTSE 100 Index	2,160	06/21/24	219,387	5,621,482
				$(2,707,158)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,346,787,822	$108,735,740,057	$15,204,070	$111,097,731,949
Preferred Stocks	177,022	476,935,592	—	477,112,614
Warrants	—	2	16	18
Short-Term Securities
Money Market Funds	739,167,363	—	—	739,167,363
	$3,086,132,207	$109,212,675,651	$15,204,086	$112,314,011,944
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$7,180,827	$—	$7,180,827
Liabilities
Equity Contracts	—	(9,887,985)	—	(9,887,985)
	$—	$(2,707,158)	$—	(2,707,158)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt